UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN,			46282
(Address of principal executive offices)			(Zip code)

Daniel Schluge 1 American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

June 30, 2012

OneAmerica® Funds, Inc.

Semi-Annual Report

Note: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

OneAmerica® Funds, Inc.

Directors and Officers of OneAmerica Funds, Inc.

William R. Brown, Chairman of the Board

Stephen J. Helmich, Director (1)

James L. Isch, Director (1)

Gilbert F. Viets, Director (1)

Joseph E. DeGroff, Director

J. Scott Davison, President

Daniel Schluge, Treasurer

Richard M. Ellery, Secretary and
Chief Compliance Officer

Jeffrey D. Tatum, Assistant Treasurer

Stephen L. Due, Assistant Secretary

Sue Uhl, Anti-Money Laundering Officer

(1)  Audit Committee

A Message
From
The President
of OneAmerica Funds, Inc.

We are pleased to present this semiannual report for OneAmerica Funds, Inc. covering the six-month period from January 1, 2012 through June 30, 2012. This report includes performance, holdings and financial information for each portfolio. I hope you find this information useful as you monitor your investments.

Although 2012 began on an optimistic note, by the second quarter investors adopted a more cautious stance. Contagion risk from a broader deterioration in Europe continued to plague our investment markets. In addition, the United States is facing its own fiscal crisis. The U.S. economy continued to grow over the reporting period, but at a relatively sluggish pace. Unfortunately, a substantial fiscal austerity program will commence in January 2013. Barring any significant legislation from Congress, this drag could be sufficient to push our U.S. economy into a recession.

The Federal Reserve has responded by maintaining an accommodative monetary policy. They recently announced they would extend "Operation Twist" through the end of 2012 and would keep short-term rates near zero through late 2014. Chairman Bernanke also emphasized the downside risks to the economic outlook and confirmed the Fed's willingness to take further action as appropriate.

As we progressed through the first half of the year, there was a marked shift in investor sentiment. We started off the year with the strongest first quarter performance for the S&P 500 since 1998. However, investors became more pessimistic during the second quarter. Despite second quarter weakness, this index still advanced 9.5 percent during the first six months of the year.

Renewed anxiety about the potential contagion in Europe also impacted the fixed income markets. Increased risk aversion caused 10-year Treasury yields to fall to their all-time lows. Meanwhile, credit spreads narrowed somewhat during the first half of the year, although they remained wider than their long-term averages.

As we move into the second half of 2012, investors will be closely watching for any indication that U.S. economic growth is deteriorating. Investors are also aware that Europe's fiscal issues are far from resolved. Until such time the market is provided with improved clarity on these issues, investor sentiment may change frequently, causing potential disruptions to financial markets.

OneAmerica Funds, Inc. is comprised of five portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multicap, value approach. The investment objectives of the Money Market Portfolio are to provide current income, preserve assets and maintain liquidity. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2012 has been listed below.

Portfolio	Class O	Advisor Class
Value Portfolio	5.9%	5.7%
Money Market Portfolio	0.0%	0.0%
Investment Grade Bond Portfolio	2.4%	2.3%
Asset Director Portfolio	5.0%	4.9%
Socially Responsive Portfolio	5.0%	4.8%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us and your continued investment in OneAmerica Funds, Inc.

J. Scott Davison
President
OneAmerica Funds, Inc.

Indianapolis, Indiana
August 10, 2012

(This Page Intentionally Left Blank)

Fees and Expenses (unaudited)

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Value – Class O
Actual	$1,000.00	$1,058.50	0.57%	$2.93
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.57	2.87
Value – Advisor Class
Actual	1,000.00	1,056.90	0.87	4.46
Hypothetical (5% return before expenses)	1,000.00	1,020.53	0.87	4.38
Money Market – Class O
Actual	1,000.00	1,000.00	0.09	0.43
Hypothetical (5% return before expenses)	1,000.00	1,024.43	0.09	0.44
Money Market – Advisor Class
Actual	1,000.00	1,000.00	0.09	0.43
Hypothetical (5% return before expenses)	1,000.00	1,024.43	0.09	0.44
Investment Grade Bond – Class O
Actual	1,000.00	1,024.10	0.64	3.21
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.64	3.20
Investment Grade Bond – Advisor Class
Actual	1,000.00	1,022.60	0.94	4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.94	4.71
Asset Director – Class O
Actual	1,000.00	1,050.30	0.58	2.98
Hypothetical (5% return before expenses)	1,000.00	1,021.96	0.58	2.94
Asset Director – Advisor Class
Actual	1,000.00	1,048.70	0.88	4.50
Hypothetical (5% return before expenses)	1,000.00	1,020.47	0.88	4.44
Socially Responsive – Class O
Actual	1,000.00	1,049.80	1.20	6.11
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20	6.02
Socially Responsive – Advisor Class
Actual	1,000.00	1,048.20	1.50	7.64
Hypothetical (5% return before expenses)	1,000.00	1,017.41	1.50	7.52

1  Expenses for each Portfolio are calculated using the Portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/12. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Assets:
Investments in securities, at fair value	$245,315,187	$160,759,527	$143,269,416	$318,412,870	$4,748,059
Cash	58,321	128,301	330,921	53,291	92,808
Receivable for capital stock issued	215,996	146,943	320,318	266,467	1,254
Dividends and interest receivable	467,755	746	917,576	1,025,878	8,725
Due from Advisor (Note 2)	–	65,285	–	–	1,065
Prepaid expense	993	3,073	4,244	208	11,854
Total assets	246,058,252	161,103,875	144,842,475	319,758,714	4,863,765
Liabilities:
Payable for capital stock redeemed	8,035	211,984	3,011	–	–
Accrued investment advisory fees	98,350	53,294	59,501	128,790	2,726
Accrued distributions (12b-1) fee	6,093	7,133	2,216	18,658	560
Accrued expenses	16,756	36,598	26,406	36,062	1,864
Total liabilities	129,234	309,009	91,134	183,510	5,150
Net assets	$245,929,018	$160,794,866	$144,751,341	$319,575,204	$4,858,615
Net assets by class of shares
Class O	$220,660,486	$131,763,221	$135,834,163	$242,154,330	$2,519,619
Advisor Class	25,268,532	29,031,645	8,917,178	77,420,874	2,338,996
Total net assets	$245,929,018	$160,794,866	$144,751,341	$319,575,204	$4,858,615
Shares outstanding
Class O	10,644,330	131,763,123	11,442,663	13,675,090	272,370
Advisor Class	1,230,041	29,031,616	755,533	4,404,256	253,260
Total shares outstanding	11,874,371	160,794,739	12,198,196	18,079,346	525,630
Net asset value per share
Class O	$20.73	$1.00	$11.87	$17.71	$9.25
Advisor Class	$20.54	$1.00	$11.80	$17.58	$9.24
Investments at cost	$224,729,476	$160,759,527	$134,679,083	$291,214,664	$4,568,792
Analysis of net assets:
Paid-in-capital	$231,078,143	$160,794,739	$133,011,732	$288,200,156	$5,209,616
Undistributed net investment income	2,029,416	–	2,140,481	3,184,897	19,564
Undistributed net realized gain (loss)	(7,764,252)	127	1,008,795	991,945	(549,832)
Net unrealized appreciation of investments	20,585,711	–	8,590,333	27,198,206	179,267
	$245,929,018	$160,794,866	$144,751,341	$319,575,204	$4,858,615

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2012 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Investment income:
Income:
Dividends (net of foreign withholding taxes of $48,580, $0, $0, $39,378 and $722, respectively)	$2,786,307	$4,247	$33,732	$2,298,149	$52,487
Interest	5,016	69,612	2,582,482	1,942,963	5
	2,791,323	73,859	2,616,214	4,241,112	52,492
Expenses:
Investment advisory fee	631,691	339,125	363,794	801,842	17,168
Custodian and service agent fees	51,506	55,752	49,310	81,558	2,913
Distribution (12b-1) fee – Advisor Class	39,701	43,744	13,023	120,099	3,564
Professional fees	10,204	8,144	7,028	14,052	189
Printing fees	8,620	7,312	6,592	12,060	166
Director fees	8,258	8,258	8,258	8,258	8,149
Other fees	11,927	38,801	28,775	18,803	5,752
Total expenses before waived fees and reimbursed expenses	761,907	501,136	476,780	1,056,672	37,901
Waived fees and reimbursed expenses (Note 2)	–	(427,277)	–	–	(4,912)
Net expenses	761,907	73,859	476,780	1,056,672	32,989
Net investment income	2,029,416	–	2,139,434	3,184,440	19,503
Gain (loss) on investments:
Net realized gain (loss) on investments	(1,476,682)	–	966,508	569,823	(72,002)
Net change in unrealized appreciation (depreciation) on investments	13,862,303	–	344,555	11,676,398	280,678
Net realized and unrealized gain	12,385,621	–	1,311,063	12,246,221	208,676
Net increase in net assets from operations	$14,415,037	$–	$3,450,497	$15,430,661	$228,179

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Portfolio
	Value		Money Market		Investment Grade Bond
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Net increase (decrease) in net assets from operations:
Net investment income	$2,029,416	$3,801,600	$–	$–	$2,139,434	$4,854,475
Net realized gain (loss) on investments	(1,476,682)	7,116,443	–	128	966,508	1,574,937
Net change in unrealized appreciation (depreciation) on investments	13,862,303	(16,879,624)	–	–	344,555	3,662,366
Net increase (decrease) in net assets from operations	14,415,037	(5,961,581)	–	128	3,450,497	10,091,778
Shareholder distributions:
From net investment income:
Class O	–	(3,470,886)	–	(40)	–	(4,732,329)
Advisor Class	–	(332,768)	–	–	–	(279,453)
From net realized gain:
Class O	–	–	–	(52)	–	(1,610,378)
Advisor Class	–	–	–	(11)	–	(103,365)
Total distributions	–	(3,803,654)	–	(103)	–	(6,725,525)
Shareholder transactions:
Proceeds from shares issued:
Class O	1,356,582	4,895,247	7,447,103	39,745,852	4,110,780	12,193,767
Advisor Class	1,165,571	3,875,016	5,378,766	17,739,686	1,298,949	2,064,704
Reinvested distributions:
Class O	–	3,470,886	–	92	–	6,342,707
Advisor Class	–	332,768	–	11	–	382,818
Cost of shares redeemed:
Class O	(13,346,542)	(22,880,942)	(28,811,408)	(49,141,091)	(10,208,316)	(21,941,960)
Advisor Class	(3,661,438)	(5,631,513)	(7,720,976)	(20,234,976)	(1,439,365)	(1,444,873)
Net increase (decrease) from shareholder transactions	(14,485,827)	(15,938,538)	(23,706,515)	(11,890,426)	(6,237,952)	(2,402,837)
Net increase (decrease) in net assets	(70,790)	(25,703,773)	(23,706,515)	(11,890,401)	(2,787,455)	963,416
Net assets at beginning of period	245,999,808	271,703,581	184,501,381	196,391,782	147,538,796	146,575,380
Net assets at end of period	$245,929,018	$245,999,808	$160,794,866	$184,501,381	$144,751,341	$147,538,796
Undistributed net investment income included in net assets at the end of period	$2,029,416	$–	$–	$–	$2,140,481	$1,047
Changes in capital stock outstanding
Shares issued:
Class O	64,621	238,600	7,447,103	39,745,852	350,920	1,029,797
Advisor Class	56,340	188,366	5,378,766	17,739,686	110,846	176,151
Reinvested distributions:
Class O	–	176,528	–	92	–	547,824
Advisor Class	–	17,053	–	11	–	33,205
Shares redeemed:
Class O	(639,828)	(1,111,757)	(28,811,408)	(49,141,091)	(871,152)	(1,888,080)
Advisor Class	(177,707)	(281,529)	(7,720,976)	(20,234,976)	(123,468)	(123,737)
Net increase (decrease)	(696,574)	(772,739)	(23,706,515)	(11,890,426)	(532,854)	(224,840)
Shares outstanding at beginning of period	12,570,945	13,343,684	184,501,254	196,391,680	12,731,050	12,955,890
Shares outstanding at end of period	11,874,371	12,570,945	160,794,739	184,501,254	12,198,196	12,731,050

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Portfolio
	Asset Director		Socially Responsive
	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Net increase (decrease) in net assets from operations:
Net investment income	$3,184,440	$6,303,458	$19,503	$33,803
Net realized gain (loss) on investments	569,823	8,701,285	(72,002)	(27,755)
Net change in unrealized appreciation (depreciation) on investments	11,676,398	(12,650,375)	280,678	(203,258)
Net increase (decrease) in net assets from operations	15,430,661	2,354,368	228,179	(197,210)
Shareholder distributions:
From net investment income:
Class O	–	(4,950,481)	–	(20,427)
Advisor Class	–	(1,465,791)	–	(13,330)
From net realized gain:
Class O	–	(4,806,851)	–	–
Advisor Class	–	(1,648,597)	–	–
Total distributions	–	(12,871,720)	–	(33,757)
Shareholder transactions:
Proceeds from shares issued:
Class O	9,922,249	8,704,639	95,494	657,772
Advisor Class	7,181,959	15,449,244	58,749	257,830
Reinvested distributions:
Class O	–	9,757,332	–	20,427
Advisor Class	–	3,114,388	–	13,330
Cost of shares redeemed:
Class O	(11,084,330)	(22,331,420)	(47,180)	(842,830)
Advisor Class	(12,168,444)	(10,664,322)	(274,531)	(227,410)
Net increase (decrease) from shareholder transactions	(6,148,566)	4,029,861	(167,468)	(120,881)
Net increase (decrease) in net assets	9,282,095	(6,487,491)	60,711	(351,848)
Net assets at beginning of period	310,293,109	316,780,600	4,797,904	5,149,752
Net assets at end of period	$319,575,204	$310,293,109	$4,858,615	$4,797,904
Undistributed net investment income included in net assets at the end of period	$3,184,897	$457	$19,564	$61
Changes in capital stock outstanding
Shares issued:
Class O	551,847	490,833	9,957	69,355
Advisor Class	406,478	878,978	6,179	27,872
Reinvested distributions:
Class O	–	577,459	–	2,307
Advisor Class	–	185,391	–	1,506
Shares redeemed:
Class O	(626,932)	(1,256,213)	(5,102)	(90,597)
Advisor Class	(683,768)	(615,103)	(29,916)	(25,173)
Net increase (decrease)	(352,375)	261,345	(18,882)	(14,730)
Shares outstanding at beginning of period	18,431,721	18,170,376	544,512	559,242
Shares outstanding at end of period	18,079,346	18,431,721	525,630	544,512

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2012 (unaudited)

Description	Shares	Value
Common Stocks (91.2%)
Aerospace & Defense (2.9%)
General Dynamics Corp.	34,900	$2,302,004
Precision Castparts Corp.	29,600	4,868,904
		7,170,908
Agriculture (1.9%)
Archer-Daniels-Midland Co.	156,900	4,631,688
Apparel (3.8%)
Columbia Sportswear Co.	52,300	2,804,326
Wolverine World Wide, Inc.	170,600	6,615,868
		9,420,194
Auto Parts and Equipment (2.0%)
Magna International, Inc.	123,400	4,869,364
Banks (6.3%)
Bank of Hawaii Corp.	57,300	2,632,935
Citigroup, Inc.	29,189	800,070
JPMorgan Chase & Co.	72,207	2,579,956
Northern Trust Corp.	68,400	3,147,768
U.S. Bancorp	193,500	6,222,960
		15,383,689
Beverages (3.0%)
Coca-Cola Co. (The)	93,600	7,318,584
Biotechnology (2.6%)
Amgen, Inc.	86,700	6,332,568
Chemicals (0.5%)
Dow Chemical Co.	38,900	1,225,350
Commercial Services (0.7%)
Robert Half International, Inc.	63,800	1,822,766
Computers (2.0%)
Dell, Inc.[1]	248,600	3,112,472
Hewlett-Packard Co.	85,374	1,716,871
		4,829,343
Diversified Financial Services (0.9%)
Investment Technology Group, Inc.[1]	244,700	2,251,240
Electronics (1.0%)
FLIR Systems, Inc.	119,500	2,330,250
Food (1.4%)
Fresh Del Monte Produce, Inc.	33,900	795,633
Sysco Corp.	88,900	2,650,109
		3,445,742
Healthcare Products (5.7%)
Baxter International, Inc.	101,400	5,389,410
Medtronic, Inc.	144,900	5,611,977
Zimmer Holdings, Inc.	47,900	3,082,844
		14,084,231
Insurance (1.5%)
Aegon NV	816,185	3,770,775
Iron/Steel (2.3%)
Nucor Corp.	148,400	5,624,360
Machinery-Diversified (1.1%)
Cummins, Inc.	27,800	2,694,098
Mining (0.4%)
Alcoa, Inc.	108,700	951,125

Description	Shares	Value
Miscellaneous Manufacturing (9.1%)
Carlisle Cos., Inc.	122,500	$6,494,950
Crane Co.	70,400	2,561,152
General Electric Co.	323,300	6,737,572
Illinois Tool Works, Inc.	124,200	6,568,938
		22,362,612
Oil & Gas (10.3%)
ConocoPhillips	92,400	5,163,312
Exxon Mobil Corp.	54,300	4,646,451
Phillips 66[1]	46,200	1,535,688
Royal Dutch Shell PLC ADR	89,700	6,048,471
Tidewater, Inc.	118,050	5,472,798
Valero Energy Corp.	102,200	2,468,130
		25,334,850
Pharmaceuticals (10.6%)
Johnson & Johnson	105,500	7,127,580
McKesson Corp.	80,550	7,551,563
Merck & Co., Inc.	122,600	5,118,550
Pfizer, Inc.	273,950	6,300,850
		26,098,543
Retail (5.1%)
Bed Bath & Beyond, Inc.[1]	80,900	4,999,620
Home Depot, Inc. (The)	57,400	3,041,626
Kohl's Corp.	96,100	4,371,589
		12,412,835
Semiconductors (6.9%)
Applied Materials, Inc.	413,500	4,738,710
Intel Corp.	258,600	6,891,690
Texas Instruments, Inc.	186,600	5,353,554
		16,983,954
Software (2.0%)
Adobe Systems, Inc.[1]	42,100	1,362,777
Autodesk, Inc.[1]	29,100	1,018,209
Oracle Corp.	89,000	2,643,300
		5,024,286
Telecommunications (1.8%)
Cisco Systems, Inc.	262,700	4,510,559
Toys/Games/Hobbies (1.8%)
Mattel, Inc.	138,800	4,502,672
Transportation (3.6%)
Norfolk Southern Corp.	60,000	4,306,200
Werner Enterprises, Inc.	187,200	4,472,208
		8,778,408
Total common stocks (cost: $204,926,224)		224,164,994

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[2] (2.4%)
Commercial Paper (2.4%)
Chemicals (0.8%)
E. I. du Pont de Nemours & Co.	0.142%	07/11/2012	$2,000,000	$1,999,880
Diversified Financial Services (0.8%)
Paccar Financial Corp.	0.122	07/03/2012	2,000,000	1,999,960
Electric Utilities (0.8%)
American Transmission Co.	0.142	07/23/2012	2,000,000	1,999,700
Total short-term notes and bonds (cost: $5,999,738)				5,999,540
			Shares
Money Market Mutual Fund (2.2%)
BlackRock Liquidity TempFund Portfolio, 0.15%[3]			5,400,000	5,400,000
Total money market mutual fund (cost: $5,400,000)				5,400,000
Exchange-Traded Funds (4.0%)
iShares Russell 1000 Value Index Fund			68,900	4,701,047
iShares Russell Midcap Value Index Fund			69,600	3,221,088
iShares S&P SmallCap 600 Value Index Fund			24,600	1,828,518
Total exchange-traded funds (cost: $8,403,514)				9,750,653
Total investments (99.8%) (cost: $224,729,476)				245,315,187
Other assets in excess of liabilities (0.2%)				613,831
Net assets (100.0%)				$245,929,018

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

1  Non-Income producing securities.

2  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2012.

3  The rate shown reflects the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2012 (unaudited)

Industry	% of Total Net Assets
Pharmaceuticals	10.6%
Oil & Gas	10.3
Miscellaneous Manufacturing	9.1
Semiconductors	6.9
Banks	6.3
Healthcare Products	5.7
Retail	5.1
Exchange-Traded Funds	4.0
Apparel	3.8
Transportation	3.6
Beverages	3.0
Aerospace & Defense	2.9
Biotechnology	2.6
Iron/Steel	2.3
Money Market Mutual Fund	2.2
Computers	2.0
Auto Parts and Equipment	2.0
Software	2.0
Agriculture	1.9
Telecommunications	1.8
Toys/Games/Hobbies	1.8
Diversified Financial Services	1.7
Insurance	1.5
Food	1.4
Chemicals	1.3
Machinery-Diversified	1.1
Electronics	1.0
Electric Utilities	0.8
Commercial Services	0.7
Mining	0.4
99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes[1] (95.4%)
U.S. Government & Agency Obligations (10.3%)
U.S. Treasury Bill Discount Note	0.050%	08/09/2012	$6,500,000	$6,499,648
U.S. Treasury Bill Discount Note	0.080	11/15/2012	10,000,000	9,996,955
Total U.S. government & agency obligations (cost[2]: $16,496,603)				16,496,603
Commercial Paper (85.1%)
Agriculture (8.0%)
Archer-Daniels-Midland Co.	0.112	07/12/2012	5,500,000	5,499,815
Bunge Asset Funding Corp.	0.304	07/12/2012	7,400,000	7,399,322
				12,899,137
Air Freight & Logistics (4.7%)
United Parcel Service, Inc.	0.041	07/02/2012	5,000,000	4,999,994
United Parcel Service, Inc.	0.061	07/03/2012	2,500,000	2,499,992
				7,499,986
Chemicals (4.3%)
E.I. du Pont de Nemours & Co.	0.142	07/06/2012	2,000,000	1,999,961
E.I. du Pont de Nemours & Co.	0.162	07/23/2012	5,000,000	4,999,511
				6,999,472
Commercial Services (4.2%)
Harvard University	0.101	07/16/2012	6,700,000	6,699,721
Diversified Financial Services (12.4%)
Deere & Co.	0.152	07/09/2012	1,400,000	1,399,953
General Electric Capital Corp.	0.041	07/18/2012	7,500,000	7,499,859
John Deere Bank SA	0.172	08/21/2012	6,000,000	5,998,555
Paccar Financial Corp.	0.132	07/05/2012	5,000,000	4,999,928
				19,898,295
Electric Products (4.3%)
Emerson Electric Co.	0.132	07/31/2012	7,000,000	6,999,242
Electrical Utilities (4.7%)
American Transmission Co.	0.132	07/09/2012	3,200,000	3,199,907
American Transmission Co.	0.132	07/30/2012	4,300,000	4,299,550
				7,499,457
Food, Beverages (8.0%)
Nestle Capital Corp.	0.091	07/09/2012	3,800,000	3,799,924
Nestle Capital Corp.	0.020	07/10/2012	2,000,000	1,999,990
PepsiCo, Inc.	0.081	07/02/2012	3,146,000	3,145,993
PepsiCo, Inc.	0.112	08/03/2012	4,000,000	3,999,596
				12,945,503
Health Care (4.7%)
Roche Holdings, Inc.	0.122	07/24/2012	7,500,000	7,499,425
Media (3.1%)
Walt Disney Co.	0.112	07/13/2012	5,000,000	4,999,817
Miscellaneous Manufacturing (3.1%)
Illinois Tool Works, Inc.	0.132	07/05/2012	5,000,000	4,999,928
Oil & Gas (17.0%)
Chevron Corp.	0.081	07/03/2012	7,300,000	7,299,967
ConocoPhillips Qatar	0.142	07/26/2012	7,500,000	7,499,271
New Jersey Natural Gas Co.	0.112	07/19/2012	5,100,000	5,099,720
Northwest Natural Gas Co.	0.152	07/09/2012	4,500,000	4,499,850
Northwest Natural Gas Co.	0.142	07/11/2012	3,000,000	2,999,883
				27,398,691
Pharmaceuticals (4.7%)
Pfizer, Inc.	0.101	07/25/2012	7,500,000	7,499,500

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes[1] (95.4%) (continued)
Commercial Paper (85.1%) (continued)
Retail (1.9%)
Wal-Mart Stores, Inc.	0.122%	07/26/2012	$3,000,000	$2,999,750
Total commercial paper (cost[2]: $136,837,924)				136,837,924
Total short-term notes (cost[2]: $153,334,527)				153,334,527
			Shares
Money Market Mutual Fund (4.6%)
BlackRock Liquidity TempFund Portfolio, 0.15%[3]			7,425,000	7,425,000
Total money market mutual fund (cost: $7,425,000)				7,425,000
Total investments (100.0%) (cost: $160,759,527)				160,759,527
Other assets in excess of liabilities (0.0%)				35,339
Net assets (100.0%)				$160,794,866

1  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2012.

2  Cost represents amortized cost.

3  The rate shown reflects the seven day yields as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2012 (unaudited)

Industry	% of Total Net Assets
Oil & Gas	17.0%
Diversified Financial Services	12.4
U.S. Government & Agency Obligations	10.3
Agriculture	8.0
Food, Beverages	8.0
Air Freight & Logistics	4.7
Electrical Utilities	4.7
Health Care	4.7
Pharmaceuticals	4.7
Money Market Mutual Fund	4.6
Chemicals	4.3
Electric Products	4.3
Commercial Services	4.2
Media	3.1
Miscellaneous Manufacturing	3.1
Retail	1.9
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2012 (unaudited)

Description			Shares	Value
Preferred Stock (0.7%)
Diversified Financial Services (0.7%)
JPMorgan Chase Capital XXIX			39,000	$999,570
Total preferred stock (cost: $999,535)				999,570
	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (92.8%)
U.S. Government & Agency Obligations (36.8%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	1,040,523
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,188,204
FHLMC	4.500	01/15/2015	500,000	550,641
FHLMC	3.750	03/27/2019	750,000	866,273
FNMA	4.375	07/17/2013	1,000,000	1,042,179
FNMA	2.500	05/15/2014	1,000,000	1,039,690
U.S. Treasury Bonds	6.000	02/15/2026	500,000	732,969
U.S. Treasury Bonds	5.375	02/15/2031	500,000	728,594
U.S. Treasury Bonds	4.500	02/15/2036	500,000	671,563
U.S. Treasury Bonds	4.375	02/15/2038	500,000	663,437
U.S. Treasury Bonds	3.500	02/15/2039	550,000	636,453
U.S. Treasury Bonds	4.500	08/15/2039	300,000	407,063
U.S. Treasury Bonds	4.625	02/15/2040	500,000	691,640
U.S. Treasury Bonds	4.250	11/15/2040	100,000	130,813
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,412,500
U.S. Treasury Bonds	4.375	05/15/2041	450,000	601,031
U.S. Treasury Bonds	3.750	08/15/2041	550,000	663,266
U.S. Treasury Bonds	3.125	02/15/2042	400,000	429,625
U.S. Treasury Bonds	3.000	05/15/2042	1,000,000	1,047,344
U.S. Treasury Notes	0.750	08/15/2013	1,000,000	1,005,352
U.S. Treasury Notes	0.125	08/31/2013	1,100,000	1,098,152
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,005,664
U.S. Treasury Notes	0.500	10/15/2013	500,000	501,367
U.S. Treasury Notes	0.500	11/15/2013	500,000	501,426
U.S. Treasury Notes	0.250	02/28/2014	2,250,000	2,247,714
U.S. Treasury Notes	0.250	04/30/2014	1,400,000	1,398,305
U.S. Treasury Notes	2.250	05/31/2014	3,150,000	3,264,679
U.S. Treasury Notes	0.500	08/15/2014	500,000	501,679
U.S. Treasury Notes	2.375	08/31/2014	700,000	730,516
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,573,593
U.S. Treasury Notes	1.875	06/30/2015	500,000	521,328
U.S. Treasury Notes	1.750	07/31/2015	300,000	311,883
U.S. Treasury Notes	1.250	08/31/2015	700,000	717,445
U.S. Treasury Notes	1.250	09/30/2015	500,000	512,344
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,229,906
U.S. Treasury Notes	1.375	11/30/2015	700,000	720,617
U.S. Treasury Notes	2.000	01/31/2016	500,000	526,094
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,078,125
U.S. Treasury Notes	1.750	05/31/2016	300,000	313,688
U.S. Treasury Notes	1.500	07/31/2016	500,000	518,008
U.S. Treasury Notes	4.875	08/15/2016	1,000,000	1,173,125
U.S. Treasury Notes	1.000	08/31/2016	900,000	914,133
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,117,102
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,105,547
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,260,840
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,113,438
U.S. Treasury Notes	2.875	03/31/2018	500,000	555,625
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,023,750
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,884,181
U.S. Treasury Notes	3.625	08/15/2019	300,000	351,867
U.S. Treasury Notes	3.500	05/15/2020	750,000	876,328
U.S. Treasury Notes	2.625	08/15/2020	750,000	825,410
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,099,141
U.S. Treasury Notes	3.125	05/15/2021	600,000	683,063
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,681,750
U.S. Treasury Notes	2.000	02/15/2022	700,000	723,570
Total U.S. government & agency obligations (cost: $49,207,140)				53,210,563

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Mortgage-Backed and Asset-Backed Securities (32.6%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A1	3.270%	02/20/2018	$1,000,000	$1,045,056
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	715,826	751,589
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	910,104	966,645
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	1,000,000	1,044,608
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	607,480
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	496,359	515,956
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	26,908	27,016
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB[2]	5.100	08/15/2038	770,854	798,569
FHLMC CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	352,289	377,964
FHLMC CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	352,371	360,301
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	679,975	731,643
FHLMC Gold Pool #A11823	5.000	08/01/2033	44,491	48,139
FHLMC Gold Pool #A16641	5.500	12/01/2033	48,840	53,526
FHLMC Gold Pool #A27124	6.000	10/01/2034	13,875	15,371
FHLMC Gold Pool #A40159	5.500	11/01/2035	16,067	17,568
FHLMC Gold Pool #A40754	6.500	12/01/2035	204,005	231,461
FHLMC Gold Pool #A41968	5.500	01/01/2036	82,817	90,556
FHLMC Gold Pool #A43870	6.500	03/01/2036	113,381	127,311
FHLMC Gold Pool #A44969	6.500	04/01/2036	606,616	685,881
FHLMC Gold Pool #A45057	6.500	05/01/2036	61,272	69,766
FHLMC Gold Pool #A45624	5.500	06/01/2035	15,362	16,798
FHLMC Gold Pool #A51101	6.000	07/01/2036	63,813	70,133
FHLMC Gold Pool #A56247	6.000	01/01/2037	558,642	613,965
FHLMC Gold Pool #A56634	5.000	01/01/2037	177,858	191,191
FHLMC Gold Pool #A56829	5.000	01/01/2037	37,708	40,535
FHLMC Gold Pool #A57135	5.500	02/01/2037	548,505	596,845
FHLMC Gold Pool #A58278	5.000	03/01/2037	313,241	336,722
FHLMC Gold Pool #A58965	5.500	04/01/2037	252,697	274,967
FHLMC Gold Pool #A71576	6.500	01/01/2038	381,917	430,508
FHLMC Gold Pool #A91064	4.500	02/01/2040	605,538	646,983
FHLMC Gold Pool #A93990	4.000	09/01/2040	686,470	729,408
FHLMC Gold Pool #B12969	4.500	03/01/2019	49,239	52,658
FHLMC Gold Pool #B19462	5.000	07/01/2020	152,936	164,664
FHLMC Gold Pool #C01086	7.500	11/01/2030	24,085	29,448
FHLMC Gold Pool #C01271	6.500	12/01/2031	36,553	41,638
FHLMC Gold Pool #C01302	6.500	11/01/2031	8,272	9,423
FHLMC Gold Pool #C01676	6.000	11/01/2033	681,874	764,529
FHLMC Gold Pool #C03478	4.500	06/01/2040	572,888	612,814
FHLMC Gold Pool #C14364	6.500	09/01/2028	31,465	35,999
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,776	2,032
FHLMC Gold Pool #C20300	6.500	01/01/2029	15,322	17,531
FHLMC Gold Pool #C28221	6.500	06/01/2029	5,845	6,687
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,769	2,122
FHLMC Gold Pool #C41636	8.000	08/01/2030	2,560	3,168
FHLMC Gold Pool #C56017	6.500	03/01/2031	156,304	178,829
FHLMC Gold Pool #C61802	5.500	12/01/2031	83,455	91,566
FHLMC Gold Pool #C64936	6.500	03/01/2032	17,964	20,463
FHLMC Gold Pool #C68790	6.500	07/01/2032	58,423	66,550
FHLMC Gold Pool #C74741	6.000	12/01/2032	92,528	103,744
FHLMC Gold Pool #C79460	5.500	05/01/2033	38,009	41,655
FHLMC Gold Pool #C79886	6.000	05/01/2033	439,316	492,569
FHLMC Gold Pool #E00565	6.000	08/01/2013	2,115	2,274
FHLMC Gold Pool #E00957	6.000	02/01/2016	10,575	11,244
FHLMC Gold Pool #E01007	6.000	08/01/2016	8,780	9,386

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.6%) (continued)
FHLMC Gold Pool #E01085	5.500%	12/01/2016	$15,577	$16,746
FHLMC Gold Pool #E01136	5.500	03/01/2017	45,001	48,439
FHLMC Gold Pool #E01216	5.500	10/01/2017	45,417	49,073
FHLMC Gold Pool #E01378	5.000	05/01/2018	102,684	109,970
FHLMC Gold Pool #E02735	3.500	10/01/2025	584,206	614,832
FHLMC Gold Pool #E71048	6.000	07/01/2013	65	69
FHLMC Gold Pool #E74118	5.500	01/01/2014	9,044	9,742
FHLMC Gold Pool #E77035	6.500	05/01/2014	7,105	7,396
FHLMC Gold Pool #E77962	6.500	07/01/2014	13,229	13,770
FHLMC Gold Pool #E78727	6.500	10/01/2014	449	468
FHLMC Gold Pool #E82543	6.500	03/01/2016	30,444	32,669
FHLMC Gold Pool #E85353	6.000	09/01/2016	21,455	23,116
FHLMC Gold Pool #E89823	5.500	05/01/2017	44,228	47,971
FHLMC Gold Pool #E90912	5.500	08/01/2017	20,527	22,264
FHLMC Gold Pool #E91139	5.500	09/01/2017	145,379	157,683
FHLMC Gold Pool #E91646	5.500	10/01/2017	122,349	132,704
FHLMC Gold Pool #E92047	5.500	10/01/2017	70,490	76,456
FHLMC Gold Pool #E92196	5.500	11/01/2017	15,178	16,407
FHLMC Gold Pool #E95159	5.500	03/01/2018	91,989	100,694
FHLMC Gold Pool #E95734	5.000	03/01/2018	381,235	409,397
FHLMC Gold Pool #G01091	7.000	12/01/2029	16,940	20,314
FHLMC Gold Pool #G02060	6.500	01/01/2036	586,672	661,864
FHLMC Gold Pool #G08016	6.000	10/01/2034	796,243	882,063
FHLMC Gold Pool #G11753	5.000	08/01/2020	157,232	169,019
FHLMC Gold Pool #J01382	5.500	03/01/2021	395,396	431,455
FHLMC Gold Pool #J05930	5.500	03/01/2021	208,412	227,418
FNMA Pool #253798	6.000	05/01/2016	516	556
FNMA Pool #256883	6.000	09/01/2037	495,824	546,398
FNMA Pool #357269	5.500	09/01/2017	315,987	344,365
FNMA Pool #357637	6.000	11/01/2034	364,898	407,248
FNMA Pool #545929	6.500	08/01/2032	50,082	57,326
FNMA Pool #555591	5.500	07/01/2033	207,967	228,634
FNMA Pool #572020	6.000	04/01/2016	11,714	12,616
FNMA Pool #578974	6.000	05/01/2016	18,910	20,153
FNMA Pool #579170	6.000	04/01/2016	919	990
FNMA Pool #584953	7.500	06/01/2031	12,686	12,931
FNMA Pool #585097	6.000	05/01/2016	29,849	32,146
FNMA Pool #651220	6.500	07/01/2032	47,302	54,145
FNMA Pool #781776	6.000	10/01/2034	76,719	85,623
FNMA Pool #797509	4.500	03/01/2035	455,102	488,952
FNMA Pool #797536	4.500	04/01/2035	457,680	491,722
FNMA Pool #910446	6.500	01/01/2037	93,484	106,214
FNMA Pool #922224	5.500	12/01/2036	466,018	514,370
FNMA Pool #936760	5.500	06/01/2037	387,659	423,035
FNMA Pool #942956	6.000	09/01/2037	453,148	499,369
FNMA Pool #AA3263	5.000	02/01/2039	623,421	687,933
FNMA Pool #AB2155	4.000	01/01/2041	425,727	453,686
FNMA Pool #AC1607	4.500	08/01/2039	675,803	725,225
FNMA Pool #AD1662	5.000	03/01/2040	747,665	825,034
FNMA Pool #AD7078	4.500	06/01/2025	336,050	360,436
FNMA Pool #AE0216	4.000	08/01/2040	210,371	224,118
FNMA Pool #AE0949	4.000	02/01/2041	857,672	914,266
FNMA Pool #AE8406	3.500	11/01/2040	209,360	220,281
FNMA Pool #AH6920	4.500	04/01/2041	473,800	510,818
FNMA Pool #AI2408	4.000	05/01/2026	942,464	1,003,491
FNMA Pool #AI3402	5.000	05/01/2041	909,984	990,642
FNMA Pool #AI5868	4.500	07/01/2041	228,304	246,142
FNMA Pool #AJ6927	3.500	11/01/2041	247,151	260,042
FNMA Pool #AJ9199	4.000	01/01/2042	965,674	1,029,697
FNMA Pool #MA0533	4.000	10/01/2040	724,694	772,513
FNMA Pool #MA0967	4.500	12/01/2041	954,964	1,029,575

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.6%) (continued)
FNMA Pool #MA1027	3.500%	04/01/2042	$248,520	$262,104
FNMA Pool #MA1103	3.500	07/01/2042	500,000	527,330
GNMA CMO, Ser. 2002-88, Cl. GW	5.500	09/20/2019	501,472	507,220
GNMA CMO, Ser. 2004-108, Cl. B2	4.741	03/16/2030	558,941	567,805
GNMA Pool #443216	8.000	07/15/2027	15,774	19,374
GNMA Pool #457453	7.500	10/15/2027	5,863	6,128
GNMA Pool #479743	7.500	11/15/2030	17,828	21,680
GNMA Pool #511723	7.500	10/15/2030	10,738	11,094
GNMA Pool #511778	7.500	11/15/2030	58,785	72,031
GNMA Pool #540356	7.000	05/15/2031	42,020	50,789
GNMA Pool #542083	7.000	01/15/2031	7,439	8,117
GNMA Pool #552466	6.500	03/15/2032	48,862	57,018
GNMA Pool #574395	6.000	01/15/2032	334,903	381,289
GNMA Pool #577653	6.000	08/15/2032	36,608	41,541
GNMA Pool #585467	6.000	08/15/2032	106,643	121,413
GNMA Pool #591025	6.500	10/15/2032	48,726	56,616
GNMA Pool #717081	4.500	05/15/2039	1,325,675	1,452,021
GNMA Pool #718832	5.500	09/15/2039	562,169	627,167
GNMA Pool #719238	4.000	07/15/2040	1,441,675	1,579,403
GNMA Pool #721035	4.000	12/15/2039	116,566	127,702
GNMA Pool #723622	4.500	01/15/2040	221,786	243,270
GNMA Pool #728451	5.000	12/15/2039	371,722	412,363
GNMA Pool #729037	5.000	02/15/2040	659,117	727,678
GNMA Pool #737644	4.500	11/15/2040	436,925	484,302
GNMA Pool #738425	4.500	06/15/2041	351,539	384,604
GNMA Pool #738519	4.500	07/15/2041	206,619	226,053
GNMA Pool #760376	5.000	09/15/2041	473,861	521,968
GNMA Pool #778792	3.500	01/15/2042	244,248	261,658
GNMA Pool #AA7865	3.500	06/15/2042	250,000	267,819
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A1	3.290	03/25/2018	1,000,000	1,056,836
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	575,807	590,275
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	458,592	492,963
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	513,480	580,065
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[2]	5.616	08/15/2039	350,000	374,451
Total mortgage-backed and asset-backed securities (cost: $44,605,281)				47,260,292
Municipal Bonds (1.1%)
Illinois State Toll Highway Authority	6.184	01/01/2034	1,000,000	1,241,130
New York City Municipal Water Finance Authority	5.724	06/15/2042	230,000	298,844
Total municipal bonds (cost: $1,280,466)				1,539,974
Corporate Obligations (22.3%)
Aerospace/Defense (0.9%)
Goodrich Corp., Sr. Unsec'd. Notes	6.290	07/01/2016	1,050,000	1,237,288
Banks (2.9%)
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	5.750	01/24/2022	1,000,000	1,055,604
PNC Financial Services Group, Inc., Jr. Sub. Notes[2]	6.750	12/31/2049	1,000,000	1,054,700
SunTrust Bank, Sub. Notes[2]	0.757	08/24/2015	1,000,000	933,319
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,117,229
				4,160,852
Biotechnology (0.7%)
Amgen, Inc., Sr. Unsec'd. Notes	2.125	05/15/2017	1,000,000	1,011,740
Building Materials (0.8%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,025,000	1,089,314
Chemicals (0.8%)
Dow Chemical Co. (The), Sr. Unsec'd. Notes	7.375	03/01/2023	1,000,000	1,228,747

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (92.8%) (continued)
Corporate Obligations (22.3%) (continued)
Commercial Services (0.6%)
ERAC USA Finance Co., Gtd. Notes, 144A1	5.600%	05/01/2015	$800,000	$873,686
Computers (0.7%)
International Business Machines Corp., Sr. Unsec'd. Notes	1.250	02/06/2017	1,000,000	1,002,623
Diversified Financial Services (2.8%)
Associates Corp. of North America, Sr. Unsec'd. Notes	6.950	11/01/2018	1,000,000	1,127,510
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes, 144A1	4.207	04/15/2016	1,000,000	1,038,378
Textron Financial Corp., Jr. Sub. Notes, 144A1,2	6.000	02/15/2067	1,000,000	780,000
Unison Ground Lease Funding LLC, Notes, 144A1	9.522	04/15/2020	1,000,000	1,052,543
				3,998,431
Electric (1.5%)
CMS Energy Corp., Sr. Unsec'd Notes	6.250	02/01/2020	1,000,000	1,110,530
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,064,370
				2,174,900
Engineering & Construction (0.7%)
ABB Finance USA, Inc., Gtd. Notes	2.875	05/08/2022	1,000,000	1,011,556
Home Builders (0.7%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,067,500
Insurance (0.7%)
Metropolitan Life Global Funding I, Sr. Sec'd. Notes, 144A1	2.000	01/09/2015	1,000,000	1,014,654
Iron/Steel (0.7%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	100,000	109,678
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	900,000	960,319
				1,069,997
Machinery-Construction & Mining (0.8%)
Joy Global, Inc., Gtd. Notes	5.125	10/15/2021	1,000,000	1,097,804
Media (0.8%)
COX Communications, Inc., Sr. Unsec'd. Notes	7.625	06/15/2025	1,000,000	1,210,491
Miscellaneous Manufacturing (1.1%)
Bombardier, Inc., Sr. Unsec'd. Notes, 144A1	7.450	05/01/2034	1,000,000	1,005,000
GE Capital Trust I, Ltd. Gtd. Notes[2]	6.375	11/15/2067	600,000	617,250
				1,622,250
Oil & Gas (1.3%)
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	600,000	698,785
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,121,287
				1,820,072
Pipelines (0.7%)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,030,000
Shipbuilding (0.7%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875	03/15/2018	1,000,000	1,042,500
Software (0.5%)
Audatex North America, Inc., Gtd. Notes, 144A1	6.750	06/15/2018	725,000	763,063
Telecommunications (1.2%)
BellSouth Corp., Sr. Unsec'd. Notes	6.550	06/15/2034	850,000	998,239
Verizon Communications, Gtd. Notes	6.940	04/15/2028	600,000	755,686
				1,753,925
Trucking & Leasing (0.7%)
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec'd. Notes, 144A1	3.750	05/11/2017	1,000,000	1,007,872
Total corporate obligations (cost: $30,633,028)				32,289,265
Total long-term notes and bonds (cost: $125,725,915)				134,300,094

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (3.4%)
U.S. Government & Agency Obligations (3.4%)
U.S. Treasury Notes	1.500%	07/15/2012	$1,150,000	$1,150,539
U.S. Treasury Notes	0.375	08/31/2012	500,000	500,215
U.S. Treasury Notes	1.375	10/15/2012	800,000	802,813
U.S. Treasury Notes	0.625	02/28/2013	500,000	501,446
U.S. Treasury Notes	1.375	05/15/2013	1,000,000	1,009,844
U.S. Treasury Notes	0.375	06/30/2013	1,000,000	1,001,211
Total U.S. government & agency obligations (cost: $4,950,135)				4,966,068
Mortgage-Backed and Asset-Backed Securities (0.0%)
FHLMC Gold Pool #E00543	6.000	04/01/2013	1,772	1,860
FHLMC Gold Pool #G10817	6.000	06/01/2013	1,722	1,824
Total mortgage-backed and asset-backed securities (cost: $3,498)				3,684
Total short-term notes and bonds (cost: $4,953,633)				4,969,752
			Shares
Money Market Mutual Fund (2.1%)
BlackRock Liquidity TempFund Portfolio, 0.15%[3]			3,000,000	3,000,000
Total money market mutual fund (cost: $3,000,000)				3,000,000
Total investments (99.0%) (cost: $134,679,083)				143,269,416
Other assets in excess of liabilities (1.0%)				1,481,925
Net assets (100.0%)				$144,751,341

The following abbreviations are used in the portfolio descriptions:

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Corporation

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

1  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

2  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2012.

3  The rate shown reflects the seven day yields as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2012 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	40.2%
Mortgage-Backed and Asset-Backed Securities	32.6
Diversified Financial Services	3.5
Banks	2.9
Money Market Mutual Fund	2.1
Electric	1.5
Oil & Gas	1.3
Telecommunications	1.2
Municipal Bonds	1.1
Miscellaneous Manufacturing	1.1
Aerospace/Defense	0.9
Building Materials	0.8
Chemicals	0.8
Machinery-Construction & Mining	0.8
Media	0.8
Biotechnology	0.7
Computers	0.7
Engineering & Construction	0.7
Home Builders	0.7
Insurance	0.7
Iron/Steel	0.7
Pipelines	0.7
Shipbuilding	0.7
Trucking & Leasing	0.7
Commercial Services	0.6
Software	0.5
99.0
Other assets in excess of liabilities	1.0
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2012 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Diversified Financial Services (0.3%)
JPMorgan Chase Capital XXIX	39,000	$999,570
Total preferred stock (cost: $999,535)		999,570
Common Stocks (56.3%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	27,900	1,840,284
Precision Castparts Corp.	24,000	3,947,760
		5,788,044
Agriculture (1.1%)
Archer-Daniels-Midland Co.	122,900	3,628,008
Apparel (2.3%)
Columbia Sportswear Co.	41,700	2,235,954
Wolverine World Wide, Inc.	134,350	5,210,093
		7,446,047
Auto Parts and Equipment (1.2%)
Magna International, Inc.	93,800	3,701,348
Banks (3.9%)
Bank of Hawaii Corp.	45,600	2,095,320
Citigroup, Inc.	23,252	637,337
JPMorgan Chase & Co.	58,440	2,088,061
Northern Trust Corp.	53,400	2,457,468
U.S. Bancorp	156,500	5,033,040
		12,311,226
Beverages (1.8%)
Coca-Cola Co. (The)	73,600	5,754,784
Biotechnology (1.5%)
Amgen, Inc.	67,000	4,893,680
Chemicals (0.3%)
Dow Chemical Co.	30,100	948,150
Commercial Services (0.4%)
Robert Half International, Inc.	50,600	1,445,642
Computers (1.3%)
Dell, Inc.[1]	213,600	2,674,272
Hewlett-Packard Co.	68,167	1,370,839
		4,045,111
Diversified Financial Services (0.6%)
Investment Technology Group, Inc.[1]	193,300	1,778,360
Electronics (0.6%)
FLIR Systems, Inc.	99,000	1,930,500
Food (0.9%)
Fresh Del Monte Produce, Inc.	26,900	631,343
Sysco Corp.	69,900	2,083,719
		2,715,062
Healthcare Products (5.4%)
Baxter International, Inc.	82,100	4,363,615
Johnson & Johnson	84,400	5,702,064
Medtronic, Inc.	119,200	4,616,616
Zimmer Holdings, Inc.	38,200	2,458,552
		17,140,847

Description	Shares	Value
Insurance (0.9%)
Aegon NV	653,186	$3,017,719
Iron/Steel (1.4%)
Nucor Corp.	116,500	4,415,350
Machinery-Diversified (0.7%)
Cummins, Inc.	22,000	2,132,020
Mining (0.3%)
Alcoa, Inc.	95,200	833,000
Miscellaneous Manufacturing (5.7%)
Carlisle Cos., Inc.	98,200	5,206,564
Crane Co.	54,300	1,975,434
General Electric Co.	264,300	5,508,012
Illinois Tool Works, Inc.	106,100	5,611,629
		18,301,639
Oil & Gas (6.5%)
ConocoPhillips	78,600	4,392,168
Exxon Mobil Corp.	45,100	3,859,207
Phillips 66[1]	39,300	1,306,332
Royal Dutch Shell PLC ADR	75,350	5,080,851
Tidewater, Inc.	90,950	4,216,442
Valero Energy Corp.	78,400	1,893,360
		20,748,360
Pharmaceuticals (4.7%)
McKesson Corp.	63,200	5,925,000
Merck & Co., Inc.	96,200	4,016,350
Pfizer, Inc.	226,800	5,216,400
		15,157,750
Retail (3.0%)
Bed Bath & Beyond, Inc.[1]	63,600	3,930,480
Home Depot, Inc. (The)	44,500	2,358,055
Kohl's Corp.	75,600	3,439,044
		9,727,579
Semiconductors (4.3%)
Applied Materials, Inc.	332,200	3,807,012
Intel Corp.	205,600	5,479,240
Texas Instruments, Inc.	159,900	4,587,531
		13,873,783
Software (1.2%)
Adobe Systems, Inc.[1]	32,500	1,052,025
Autodesk, Inc.[1]	22,000	769,780
Oracle Corp.	69,500	2,064,150
		3,885,955
Telecommunications (1.1%)
Cisco Systems, Inc.	202,600	3,478,642
Toys/Games/Hobbies (1.1%)
Mattel, Inc.	111,100	3,604,084
Transportation (2.3%)
Norfolk Southern Corp.	50,400	3,617,208
Werner Enterprises, Inc.	157,500	3,762,675
		7,379,883
Total common stocks (cost: $162,610,317)		180,082,573

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%)
U.S. Government & Agency Obligations (13.0%)
Federal Farm Credit Bank	2.625%	04/17/2014	$1,000,000	$1,040,523
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,040,799
Federal Home Loan Banks	4.875	09/08/2017	500,000	594,102
FHLMC	3.750	03/27/2019	750,000	866,273
FNMA	4.000	04/15/2013	380,000	391,152
FNMA	1.300	03/17/2014	1,000,000	1,014,595
U.S. Treasury Bonds	6.000	02/15/2026	400,000	586,375
U.S. Treasury Bonds	5.250	11/15/2028	300,000	422,203
U.S. Treasury Bonds	5.375	02/15/2031	325,000	473,586
U.S. Treasury Bonds	4.500	02/15/2036	250,000	335,781
U.S. Treasury Bonds	3.500	02/15/2039	600,000	694,313
U.S. Treasury Bonds	4.250	05/15/2039	300,000	391,828
U.S. Treasury Bonds	4.375	11/15/2039	550,000	732,617
U.S. Treasury Bonds	3.875	08/15/2040	100,000	123,110
U.S. Treasury Bonds	4.375	05/15/2041	550,000	734,594
U.S. Treasury Bonds	3.750	08/15/2041	500,000	602,969
U.S. Treasury Bonds	3.125	02/15/2042	500,000	537,031
U.S. Treasury Bonds	3.000	05/15/2042	1,000,000	1,047,344
U.S. Treasury Notes	0.125	09/30/2013	1,000,000	998,086
U.S. Treasury Notes	0.250	10/31/2013	800,000	799,625
U.S. Treasury Notes	0.500	11/15/2013	750,000	752,139
U.S. Treasury Notes	4.000	02/15/2014	250,000	264,834
U.S. Treasury Notes	0.250	05/31/2014	1,000,000	998,750
U.S. Treasury Notes	2.250	05/31/2014	1,400,000	1,450,968
U.S. Treasury Notes	0.500	10/15/2014	950,000	953,340
U.S. Treasury Notes	2.125	11/30/2014	1,200,000	1,250,531
U.S. Treasury Notes	2.500	03/31/2015	800,000	846,000
U.S. Treasury Notes	0.375	04/15/2015	1,000,000	999,297
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	995,625
U.S. Treasury Notes	1.875	06/30/2015	700,000	729,859
U.S. Treasury Notes	1.750	07/31/2015	500,000	519,804
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,024,922
U.S. Treasury Notes	2.000	01/31/2016	500,000	526,094
U.S. Treasury Notes	2.125	02/29/2016	500,000	528,789
U.S. Treasury Notes	1.500	06/30/2016	500,000	517,969
U.S. Treasury Notes	3.250	07/31/2016	125,000	138,350
U.S. Treasury Notes	1.000	09/30/2016	600,000	609,328
U.S. Treasury Notes	1.000	10/31/2016	750,000	761,426
U.S. Treasury Notes	2.750	11/30/2016	1,200,000	1,309,031
U.S. Treasury Notes	4.625	02/15/2017	500,000	589,063
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,511,367
U.S. Treasury Notes	3.125	04/30/2017	250,000	278,359
U.S. Treasury Notes	0.625	05/31/2017	1,500,000	1,493,087
U.S. Treasury Notes	1.875	10/31/2017	500,000	527,500
U.S. Treasury Notes	2.375	06/30/2018	700,000	758,789
U.S. Treasury Notes	1.750	10/31/2018	550,000	575,480
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,109,766
U.S. Treasury Notes	3.125	05/15/2019	750,000	852,421
U.S. Treasury Notes	1.125	05/31/2019	1,000,000	1,001,562
U.S. Treasury Notes	3.375	11/15/2019	600,000	694,172
U.S. Treasury Notes	2.625	08/15/2020	250,000	275,137
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,479,969
U.S. Treasury Notes	2.125	08/15/2021	800,000	840,875
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,033,672
Total U.S. government & agency obligations (cost: $38,973,107)				41,625,181

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.9%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A2	3.270%	02/20/2018	$1,000,000	$1,045,056
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	397,681	417,549
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	705,000	736,449
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	404,986
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	406,112	422,146
CenterPoint Energy Transition Bond Co. LLC, Ser. 2005-A, Cl. A2	4.970	08/01/2014	17,939	18,011
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB[3]	5.100	08/15/2038	513,903	532,380
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,116,884
FHLMC CMO, Ser. 2002-2424, Cl. OG	6.000	03/15/2017	117,430	125,988
FHLMC CMO, Ser. 2005-2947, Cl. VA	5.000	03/15/2016	201,355	205,886
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	679,975	731,643
FHLMC Gold Pool #A11823	5.000	08/01/2033	202,293	218,880
FHLMC Gold Pool #A14499	6.000	10/01/2033	37,681	42,249
FHLMC Gold Pool #A16641	5.500	12/01/2033	146,521	160,579
FHLMC Gold Pool #A42106	6.500	01/01/2036	248,989	282,530
FHLMC Gold Pool #A42908	6.000	02/01/2036	48,864	53,703
FHLMC Gold Pool #A45057	6.500	05/01/2036	177,366	201,956
FHLMC Gold Pool #A51101	6.000	07/01/2036	84,026	92,348
FHLMC Gold Pool #A56247	6.000	01/01/2037	335,185	368,379
FHLMC Gold Pool #A58278	5.000	03/01/2037	161,866	173,999
FHLMC Gold Pool #A58965	5.500	04/01/2037	252,697	274,967
FHLMC Gold Pool #A71576	6.500	01/01/2038	188,108	212,041
FHLMC Gold Pool #A91064	4.500	02/01/2040	1,211,076	1,293,966
FHLMC Gold Pool #B12969	4.500	03/01/2019	147,716	157,973
FHLMC Gold Pool #B19462	5.000	07/01/2020	76,468	82,332
FHLMC Gold Pool #C01086	7.500	11/01/2030	5,236	6,402
FHLMC Gold Pool #C01271	6.500	12/01/2031	15,231	17,349
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,866	5,543
FHLMC Gold Pool #C01676	6.000	11/01/2033	44,493	49,887
FHLMC Gold Pool #C03478	4.500	06/01/2040	1,145,776	1,225,629
FHLMC Gold Pool #C14872	6.500	09/01/2028	6,648	7,607
FHLMC Gold Pool #C20853	6.000	01/01/2029	152,673	171,179
FHLMC Gold Pool #C56017	6.500	03/01/2031	125,082	143,107
FHLMC Gold Pool #C61802	5.500	12/01/2031	19,830	21,757
FHLMC Gold Pool #C65255	6.500	03/01/2032	14,475	16,488
FHLMC Gold Pool #C68790	6.500	07/01/2032	19,474	22,184
FHLMC Gold Pool #C74741	6.000	12/01/2032	27,214	30,513
FHLMC Gold Pool #C79886	6.000	05/01/2033	127,544	143,004
FHLMC Gold Pool #E00543	6.000	04/01/2013	1,192	1,251
FHLMC Gold Pool #E00878	6.500	07/01/2015	5,389	5,686
FHLMC Gold Pool #E01007	6.000	08/01/2016	8,780	9,386
FHLMC Gold Pool #E02735	3.500	10/01/2025	584,206	614,832
FHLMC Gold Pool #E77962	6.500	07/01/2014	4,961	5,164
FHLMC Gold Pool #E85353	6.000	09/01/2016	21,455	23,116
FHLMC Gold Pool #E95159	5.500	03/01/2018	34,496	37,760
FHLMC Gold Pool #E95734	5.000	03/01/2018	148,775	159,765
FHLMC Gold Pool #G01477	6.000	12/01/2032	170,707	191,399
FHLMC Gold Pool #G01727	6.000	08/01/2034	458,318	513,875
FHLMC Gold Pool #G02060	6.500	01/01/2036	352,003	397,119
FHLMC Gold Pool #G08016	6.000	10/01/2034	398,122	441,031
FHLMC Gold Pool #G08087	6.000	10/01/2035	100,708	110,964
FHLMC Gold Pool #G11753	5.000	08/01/2020	157,232	169,019
FHLMC Gold Pool #G18376	4.000	01/01/2026	404,043	427,744
FHLMC Gold Pool #J05930	5.500	03/01/2021	104,206	113,709
FNMA Pool #357269	5.500	09/01/2017	71,815	78,265

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.9%) (continued)
FNMA Pool #357637	6.000%	11/01/2034	$67,259	$75,065
FNMA Pool #545929	6.500	08/01/2032	23,372	26,752
FNMA Pool #555591	5.500	07/01/2033	60,378	66,378
FNMA Pool #574922	6.000	04/01/2016	1,367	1,472
FNMA Pool #579170	6.000	04/01/2016	1,289	1,389
FNMA Pool #584953	7.500	06/01/2031	5,638	5,747
FNMA Pool #651220	6.500	07/01/2032	9,460	10,829
FNMA Pool #725793	5.500	09/01/2019	344,953	377,873
FNMA Pool #910446	6.500	01/01/2037	48,287	54,862
FNMA Pool #914468	5.500	04/01/2037	524,136	571,967
FNMA Pool #915258	5.500	04/01/2037	545,920	595,738
FNMA Pool #922224	5.500	12/01/2036	358,475	395,669
FNMA Pool #936760	5.500	06/01/2037	387,659	423,035
FNMA Pool #942956	6.000	09/01/2037	226,574	249,685
FNMA Pool #945882	6.000	08/01/2037	308,857	340,360
FNMA Pool #AA3263	5.000	02/01/2039	623,421	687,933
FNMA Pool #AC8326	5.000	07/01/2040	761,044	827,668
FNMA Pool #AD0311	5.000	05/01/2038	922,603	1,003,371
FNMA Pool #AD1662	5.000	03/01/2040	747,665	825,034
FNMA Pool #AD7078	4.500	06/01/2025	336,050	360,436
FNMA Pool #AE0216	4.000	08/01/2040	210,371	224,118
FNMA Pool #AE0949	4.000	02/01/2041	857,672	914,266
FNMA Pool #AE2575	4.000	09/01/2040	728,350	776,411
FNMA Pool #AH5013	4.500	02/01/2041	502,438	555,039
FNMA Pool #AH6228	4.500	03/01/2041	571,568	631,407
FNMA Pool #AH8003	3.500	03/01/2041	229,373	241,337
FNMA Pool #AH9170	4.500	05/01/2041	686,241	738,357
FNMA Pool #AI5868	4.500	07/01/2041	228,304	246,142
FNMA Pool #AJ1954	4.000	10/01/2041	429,411	457,880
FNMA Pool #AJ6927	3.500	11/01/2041	247,151	260,042
FNMA Pool #MA0699	4.000	04/01/2041	435,302	464,026
FNMA Pool #MA1027	3.500	04/01/2042	248,520	262,104
FNMA Pool #MA1103	3.500	07/01/2042	500,000	527,330
GNMA CMO, Ser. 2004-108, Cl. B3	4.741	03/16/2030	558,941	567,805
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	1,000,000	1,072,310
GNMA Pool #424578	6.500	04/15/2026	62,013	72,325
GNMA Pool #431962	6.500	05/15/2026	6,915	8,065
GNMA Pool #436741	7.500	01/15/2027	10,996	13,219
GNMA Pool #443216	8.000	07/15/2027	8,251	10,135
GNMA Pool #479743	7.500	11/15/2030	17,828	21,680
GNMA Pool #511778	7.500	11/15/2030	23,003	28,186
GNMA Pool #515965	4.000	11/15/2041	488,601	534,515
GNMA Pool #542083	7.000	01/15/2031	37,194	40,584
GNMA Pool #552466	6.500	03/15/2032	22,803	26,609
GNMA Pool #555179	7.000	12/15/2031	7,374	8,913
GNMA Pool #574395	6.000	01/15/2032	32,834	37,382
GNMA Pool #690843	5.000	05/15/2038	422,358	464,972
GNMA Pool #718832	5.500	09/15/2039	448,055	499,859
GNMA Pool #727811	4.500	07/15/2040	958,879	1,051,765
GNMA Pool #729037	5.000	02/15/2040	659,117	727,678
GNMA Pool #737644	4.500	11/15/2040	436,925	484,302
GNMA Pool #738425	4.500	06/15/2041	175,770	192,302
GNMA Pool #739222	4.000	07/15/2040	376,229	412,171
GNMA Pool #741125	4.000	07/15/2040	81,538	89,327
GNMA Pool #741151	4.500	09/15/2040	346,863	380,463
GNMA Pool #741872	4.000	05/15/2040	359,639	393,996
GNMA Pool #778792	3.500	01/15/2042	244,248	261,658
GNMA Pool #AA7865	3.500	06/15/2042	250,000	267,819
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A2	3.290	03/25/2018	1,000,000	1,056,836
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	310,050	317,841
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	229,296	246,482

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.9%) (continued)
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570%	03/01/2026	$256,740	$290,032
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[3]	5.612	08/15/2039	650,000	695,409
Total mortgage-backed and asset-backed securities (cost: $36,063,490)				38,007,976
Municipal Bonds (0.3%)
Maryland State Transportation Authority	5.754	07/01/2041	500,000	637,340
New York City Municipal Water Finance Authority	5.724	06/15/2042	100,000	129,932
Total municipal bonds (cost: $619,953)				767,272
Corporate Obligations (9.9%)
Aerospace & Defense (0.7%)
Goodrich Corp., Sr. Unsec'd. Notes	6.290	07/01/2016	1,050,000	1,237,287
Lockheed Martin Corp., Sr. Unsec'd. Notes	3.350	09/15/2021	1,000,000	1,033,609
				2,270,896
Banks (1.3%)
Citigroup, Inc., Sr. Unsec'd. Notes	4.750	05/19/2015	80,000	83,971
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	5.750	01/24/2022	1,000,000	1,055,604
PNC Financial Services Group, Inc., Jr. Sub. Notes[3]	6.750	12/31/2049	1,000,000	1,054,700
SunTrust Bank, Sub. Notes[3]	0.757	08/24/2015	1,000,000	933,319
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,117,229
				4,244,823
Beverages (0.3%)
PepsiCo, Inc., Sr. Unsec'd Notes	3.125	11/01/2020	1,000,000	1,051,288
Biotechnology (0.3%)
Amgen, Inc., Sr. Unsec'd. Notes	2.125	05/15/2017	1,000,000	1,011,740
Building Materials (0.3%)
Owens Corning, Gtd. Notes	7.000	12/01/2036	1,000,000	1,062,745
Commercial Services (0.1%)
ERAC USA Finance Co., Gtd. Notes, 144A2	5.600	05/01/2015	200,000	218,422
Diversified Financial Services (1.3%)
Associates Corp. of North America, Sr. Unsec'd. Notes	6.950	11/01/2018	1,000,000	1,127,510
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes, 144A2	4.207	04/15/2016	1,000,000	1,038,378
Textron Financial Corp., Jr. Sub. Notes, 144A2,3	6.000	02/15/2067	1,000,000	780,000
Unison Ground Lease Funding LLC, Notes, 144A2	9.522	04/15/2020	1,000,000	1,052,543
				3,998,431
Electric (0.7%)
CMS Energy Corp., Sr. Unsec'd. Notes	6.250	02/01/2020	1,000,000	1,110,530
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,064,370
				2,174,900
Engineering & Construction (0.3%)
ABB Finance USA, Inc., Gtd. Notes	2.875	05/08/2022	1,000,000	1,011,556
Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec'd. Notes	5.900	06/15/2014	300,000	321,688
Home Builders (0.3%)
Lennar Corp., Gtd. Notes	6.950	06/01/2018	1,000,000	1,067,500
Insurance (0.3%)
Metropolitan Life Global Funding I, Sr. Sec'd Notes, 144A2	2.000	01/09/2015	1,000,000	1,014,654
Iron/Steel (0.3%)
Reliance Steel & Aluminum Co., Gtd. Notes	6.200	11/15/2016	400,000	438,713
Reliance Steel & Aluminum Co., Gtd. Notes	6.850	11/15/2036	600,000	640,213
				1,078,926
Machinery-Construction & Mining (0.4%)
Joy Global, Inc., Gtd. Notes	5.125	10/15/2021	1,000,000	1,097,804

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.1%) (continued)
Corporate Obligations (9.9%) (continued)
Media (0.2%)
Cox Communications, Inc., Sr. Unsec'd. Notes	7.625%	06/15/2025	$443,000	$536,248
Miscellaneous Manufacturing (0.5%)
Bombardier, Inc., Sr. Unsec'd. Notes, 144A2	7.450	05/01/2034	1,000,000	1,005,000
GE Capital Trust I, Ltd. Gtd. Notes[3]	6.375	11/15/2067	400,000	411,500
				1,416,500
Oil & Gas (0.8%)
Occidental Petroleum Corp., Sr. Unsec'd. Notes	1.750	02/15/2017	1,000,000	1,016,874
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	250,000	291,160
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,121,287
				2,429,321
Pharmaceuticals (0.3%)
Merck & Co., Inc., Sr. Unsec'd Notes	2.250	01/15/2016	1,000,000	1,044,249
Pipelines (0.3%)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250	06/15/2022	1,000,000	1,030,000
Shipbuilding (0.3%)
Huntington Ingalls Industries, Inc., Gtd. Notes	6.875	03/15/2018	900,000	938,250
Software (0.2%)
Audatex North America, Inc., Gtd. Notes, 144A2	6.750	06/15/2018	725,000	763,062
Telecommunications (0.3%)
BellSouth Corp., Sr. Unsec'd. Notes	6.550	06/15/2034	400,000	469,760
Verizon Communications, Gtd. Notes	6.940	04/15/2028	350,000	440,817
				910,577
Trucking & Leasing (0.3%)
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec'd. Notes, 144A2	3.750	05/11/2017	1,000,000	1,007,872
Total corporate obligations (cost: $30,433,742)				31,701,452
Total long-term notes and bonds (cost: $106,090,292)				112,101,881
Short-Term Notes and Bonds (0.7%)
U.S. Government & Agency Obligations (0.7%)
U.S. Treasury Notes	0.375	06/30/2013	2,250,000	2,252,725
Total U.S. government & agency obligations (cost: $2,249,503)				2,252,725
Total short-term notes and bonds (cost: $2,249,503)				2,252,725
Money Market Mutual Fund (2.2%)
BlackRock Liquidity TempFund Portfolio,0.15%[4]			7,075,000	7,075,000
Total money market mutual fund (cost: $7,075,000)				7,075,000
Exchange-Traded Funds (3.4%)
iShares Russell Midcap Growth Index Fund			59,200	3,504,048
iShares S&P 500 Growth Index Fund			47,800	3,513,778
iShares S&P Midcap 400 Growth Index Fund			27,000	2,858,220
iShares S&P Smallcap 600 Growth Index Fund			10,700	863,811
Total exchange-traded funds (cost: $7,159,297)				10,739,857
Mutual Fund (1.6%)
Vanguard Growth Index Fund			159,200	5,161,264
Total mutual fund (cost: $5,030,720)				5,161,264
Total investments (99.6%) (cost: $291,214,664)				318,412,870
Other assets in excess of liabilities (0.4%)				1,162,334
Net assets (100.0%)				$319,575,204

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2012 (unaudited)

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Corporation

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

1  Non-Income producing securities.

2  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

3  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2012.

4  The rate shown reflects the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2012 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	13.7%
Mortgage-Backed and Asset-Backed Securities	11.9
Oil & Gas	7.3
Miscellaneous Manufacturing	6.2
Healthcare Products	5.5
Banks	5.2
Pharmaceuticals	5.0
Semiconductors	4.3
Exchange-Traded Funds	3.4
Retail	3.0
Aerospace & Defense	2.5
Apparel	2.3
Transportation	2.3
Diversified Financial Services	2.2
Money Market Mutual Fund	2.2
Beverages	2.1
Biotechnology	1.8
Mutual Fund	1.6
Iron/Steel	1.7
Software	1.4
Telecommunications	1.4
Computers	1.3
Auto Parts and Equipment	1.2
Insurance	1.2
Agriculture	1.1
Toys/Games/Hobbies	1.1
Food	0.9
Electric	0.7
Machinery-Diversified	0.7
Electronics	0.6
Commercial Services	0.5
Machinery-Construction & Mining	0.4
Building Materials	0.3
Chemicals	0.3
Engineering & Construction	0.3
Home Builders	0.3
Mining	0.3
Municipal Bonds	0.3
Pipelines	0.3
Shipbuilding	0.3
Trucking & Leasing	0.3
Media	0.2
99.6
Other assets in excess of liabilities	0.4
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2012 (unaudited)

Description	Shares	Value
Common Stocks (93.6%)
Aerospace & Defense (3.7%)
General Dynamics Corp.	950	$62,662
Precision Castparts Corp.	700	115,143
		177,805
Agriculture (2.1%)
Archer-Daniels-Midland Co.	3,500	103,320
Apparel (3.5%)
Columbia Sportswear Co.	1,200	64,344
Wolverine World Wide, Inc.	2,800	108,584
		172,928
Banks (8.6%)
Bank of Hawaii Corp.	1,900	87,305
JPMorgan Chase & Co.	2,650	94,684
Northern Trust Corp.	2,100	96,642
U.S. Bancorp	4,400	141,504
		420,135
Beverages (3.4%)
Coca-Cola Co. (The)	2,100	164,199
Biotechnology (3.0%)
Amgen, Inc.	2,000	146,080
Chemicals (1.4%)
Dow Chemical Co. (The)	2,100	66,150
Commercial Services (0.8%)
Robert Half International, Inc.	1,300	37,141
Computers (2.3%)
Dell, Inc.[1]	5,300	66,356
Hewlett-Packard Co.	2,300	46,253
		112,609
Diversified Financial Services (0.9%)
Investment Technology Group, Inc.[1]	4,700	43,240
Electronics (1.5%)
FLIR Systems, Inc.	3,700	72,150
Food (2.9%)
Fresh Del Monte Produce, Inc.	3,800	89,186
Sysco Corp.	1,800	53,658
		142,844
Healthcare Products (8.1%)
Baxter International, Inc.	2,400	127,560
Medtronic, Inc.	3,900	151,047
Zimmer Holdings, Inc.	1,800	115,848
		394,455
Insurance (1.4%)
Aegon NV	15,177	70,118
Iron/Steel (2.4%)
Nucor Corp.	3,100	117,490
Machinery-Diversified (1.4%)
Cummins, Inc.	700	67,837
Mining (0.5%)
Alcoa, Inc.	2,600	22,750

Description	Shares	Value
Miscellaneous Manufacturing (10.0%)
Carlisle Cos., Inc.	2,550	$135,201
Crane Co.	1,900	69,122
General Electric Co.	6,700	139,628
Illinois Tool Works, Inc.	2,650	140,159
		484,110
Oil & Gas (11.0%)
ConocoPhillips	2,000	111,760
Exxon Mobil Corp.	1,800	154,026
Phillips 66[1]	1,000	33,240
Royal Dutch Shell PLC ADR	1,700	114,631
Tidewater, Inc.	2,200	101,992
Valero Energy Corp.	700	16,905
		532,554
Pharmaceuticals (2.9%)
McKesson Corp.	1,500	140,625
Retail (5.2%)
Bed Bath & Beyond, Inc.[1]	1,400	86,520
Home Depot, Inc. (The)	1,500	79,485
Kohl's Corp.	1,900	86,431
		252,436
Semiconductors (7.6%)
Applied Materials, Inc.	9,400	107,724
Intel Corp.	5,200	138,580
Texas Instruments, Inc.	4,300	123,367
		369,671
Software (1.9%)
Adobe Systems, Inc.[1]	600	19,422
Autodesk, Inc.[1]	1,100	38,489
Oracle Corp.	1,100	32,670
		90,581
Telecommunications (1.6%)
Cisco Systems, Inc.	4,650	79,840
Toys/Games/Hobbies (1.9%)
Mattel, Inc.	2,850	92,454
Transportation (3.6%)
Norfolk Southern Corp.	1,400	100,478
Werner Enterprises, Inc.	3,100	74,059
		174,537
Total common stocks (cost: $4,368,792)		4,548,059

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO (continued)

June 30, 2012 (unaudited)

Description	Shares	Value
Money Market Mutual Fund (4.1%)
BlackRock Liquidity TempFund Portfolio, 0.15%[2]	200,000	$200,000
Total money market mutual fund (cost: $200,000)		200,000
Total investments (97.7%) (cost: $4,568,792)		4,748,059
Other assets in excess of liabilities (2.3%)		110,556
Net assets (100.0%)		$4,858,615

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2012.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2012 (unaudited)

Industry	% of Total Net Assets
Oil & Gas	11.0%
Miscellaneous Manufacturing	10.0
Banks	8.6
Healthcare Products	8.1
Semiconductors	7.6
Retail	5.2
Money Market Mutual Fund	4.1
Aerospace & Defense	3.7
Transportation	3.6
Apparel	3.5
Beverages	3.4
Biotechnology	3.0
Food	2.9
Pharmaceuticals	2.9
Iron/Steel	2.4
Computers	2.3
Agriculture	2.1
Software	1.9
Toys/Games/Hobbies	1.9
Telecommunications	1.6
Electronics	1.5
Chemicals	1.4
Insurance	1.4
Machinery-Diversified	1.4
Diversified Financial Services	0.9
Commercial Services	0.8
Mining	0.5
97.7
Other assets in excess of liabilities	2.3
Net Assets	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization and Summary of Significant Accounting Policies

The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as the Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

Class O and Advisor Class Shares

The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds' own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of June 30, 2012, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) – Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities – The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations – Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds – Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations – U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Municipal Bonds – The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities – Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's assets carried at fair value:

	Value Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$224,164,994	$–	$–	$224,164,994
Commercial Paper	–	5,999,540	–	5,999,540
Money Market Mutual Fund	5,400,000	–	–	5,400,000
Mutual Funds	9,750,653	–	–	9,750,653
Total	$239,315,647	$5,999,540	$–	$245,315,187

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

It is the Value Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending June 30, 2012, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Money Market Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$16,496,603	$–	$16,496,603
Commercial Paper	–	136,837,924	–	136,837,924
Money Market Mutual Funds	7,425,000	–	–	7,425,000
Total	$7,425,000	$153,334,527	$–	$160,759,527

All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

It is the Money Market Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending June 30, 2012, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Investment Grade Bond Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stock	$999,570	$–	$–	$999,570
U.S. Government and Agency Obligations	–	58,176,631	–	58,176,631
Mortgage-Backed and Asset-Backed Securities	–	47,263,976	–	47,263,976
Municipal Bonds	–	1,539,974	–	1,539,974
Corporate Obligations	–	32,289,265	–	32,289,265
Money Market Mutual Fund	3,000,000	–	–	3,000,000
Total	$3,999,570	$139,269,846	$–	$143,269,416

It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending June 30, 2012, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Asset Director Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stock	$999,570	$–	$–	$999,570
Common Stocks	180,082,573	–	–	180,082,573
U.S. Government and Agency Obligations	–	43,877,906	–	43,877,906
Mortgage-Backed and Asset-Backed Securities	–	38,007,976	–	38,007,976
Municipal Bonds	–	767,272	–	767,272
Corporate Obligations	–	31,701,452	–	31,701,452
Money Market Mutual Fund	7,075,000	–	–	7,075,000
Mutual Funds	15,901,121	–	–	15,901,121
Total	$204,058,264	$114,354,606	$–	$318,412,870

It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending June 30, 2012, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Socially Responsive Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$4,548,059	$–	$–	$4,548,059
Money Market Mutual Funds	200,000	–	–	200,000
Total	$4,748,059	$–	$–	$4,748,059

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending June 30, 2012, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

1  Refer to Schedule of Investments for industry classifications.

Money Market Portfolio

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares.

Taxes

Each Portfolio intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. Each Portfolio's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

Dividend and Capital Gain Distributions

For the Money Market Portfolio, dividends from net investment income are accrued daily and paid monthly. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Related Party Transactions

On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2012, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $1,731,587 and $1,698,972, respectively, representing 71% of the Portfolio.

The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value	0.50%
Money Market	0.40%
Investment Grade Bond	0.50%
Asset Director	0.50%
Socially Responsive	0.70%

For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has contractually agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2012, no such expenses have been waived.

For the Money Market Portfolio, AUL has voluntarily agreed to provide an expense reimbursement to the Portfolio to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the period ended June 30, 2012, AUL reimbursed the Portfolio $427,277 as a result of this voluntary agreement. AUL will not recoup any of this expense reimbursement.

For the Socially Responsive Portfolio, AUL has contractually agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.  Related Party Transactions (continued)

Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

Year Waived	Amount Waived	Final Recoupment Year
2010	$85,384	2013
2011	$25,336	2014
2012	$4,912	2015

As of June 30, 2012, $66,350 in waived fees is due from AUL for the applicable portfolios. Other than the Socially Responsive Portfolio, AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred for the period ended June 30, 2012 were $2,153,620 for all portfolios.

The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the period ended June 30, 2012 for all portfolios were $220,131.

3.  Other Service Agreements

The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with BNY Mellon Performance and Risk Analytics, LLC. (BNYM) whereby BNYM performs the stress testing of the Money Market Portfolio. The Fund has an agreement with U.S. Bancorp Fund Services, LLC. (USBFS) whereby USBFS serves as the Fund's transfer agent.

Distribution and Servicing (12b-1) Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

4.  Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the period ended June 30, 2012 were:

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Common Stock:
Purchases	$7,942,942	$–	$–	$4,906,754	$60,238
Proceeds from sales	16,753,596	–	–	16,347,401	328,878
Corporate Bonds:
Purchases	–	–	18,974,368	19,844,868	–
Proceeds from sales and maturities	–	–	21,184,338	16,052,004	–
Government Bonds:
Purchases	–	–	13,749,305	18,771,324	–
Proceeds from sales and maturities	–	–	15,476,257	13,332,787	–
Municipal Bonds:
Purchases	–	–	–	–	–
Proceeds from sales	–	–	–	–	–
Preferred Stock:
Purchases	–	–	–	–	–
Proceeds from sales	–	–	–	–	–

Common stock activity includes mutual fund trades.

5.  Authorized Capital Shares

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value Portfolio – Class O	25,000,000
Value Portfolio – Advisor Class	12,000,000
Money Market Portfolio – Class O	400,000,000
Money Market Portfolio – Advisor Class	80,000,000
Investment Grade Bond Portfolio – Class O	25,000,000
Investment Grade Bond Portfolio – Advisor Class	12,000,000
Asset Director Portfolio – Class O	36,000,000
Asset Director Portfolio – Advisor Class	12,000,000
Socially Responsive Portfolio – Class O	5,000,000
Socially Responsive Portfolio – Advisor Class	5,000,000
612,000,000

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6.  Unrealized Appreciation (Depreciation)

Unrealized appreciation (depreciation) for tax purposes at June 30, 2012, is:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value	$224,723,046	$49,701,384	$(29,109,243)	$20,592,141
Money Market	160,759,527	–	–	–
Investment Grade Bond	134,682,147	8,773,929	(186,660)	8,587,269
Asset Director	291,242,244	48,458,662	(21,288,036)	27,170,626
Socially Responsive	4,591,186	797,524	(640,651)	156,873

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales and the realization for tax purposes of income on certain distressed securities.

7.  Shareholders

Shareholders, shares outstanding and percentage owned at June 30, 2012, are:

	Value Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	3,016,013	28.3%	878,070	71.4%
AUL Group Retirement Annuity Separate Account II	2,749,706	25.8%	351,971	28.6%
AUL Pooled Separate Accounts	2,675,367	25.1%	–	–
AUL American Individual Unit Trust	280,681	2.7%	–	–
AUL American Individual Variable Annuity Unit Trust	1,523,824	14.3%	–	–
AUL American Individual Variable Life Unit Trust	398,739	3.8%	–	–
	10,644,330	100.0%	1,230,041	100.0%
	Money Market Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	27,431,325	20.8%	6,180,801	21.3%
AUL Group Retirement Annuity Separate Account II	75,218,017	57.1%	22,850,815	78.7%
AUL Pooled Separate Accounts	663,169	0.5%	–	–
AUL American Individual Unit Trust	2,360,838	1.8%	–	–
AUL American Individual Variable Annuity Unit Trust	21,521,808	16.3%	–	–
AUL American Individual Variable Life Unit Trust	4,567,966	3.5%	–	–
	131,763,123	100.0%	29,031,616	100.0%
	Investment Grade Bond Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,973,336	17.2%	352,432	46.6%
AUL Group Retirement Annuity Separate Account II	3,554,769	31.1%	403,101	53.4%
AUL Pooled Separate Accounts	1,657,458	14.5%	–	–
AUL American Individual Unit Trust	167,803	1.5%	–	–
AUL American Individual Variable Annuity Unit Trust	3,608,561	31.5%	–	–
AUL American Individual Variable Life Unit Trust	480,736	4.2%	–	–
	11,442,663	100.0%	755,533	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.  Shareholders (continued)

	Asset Director Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	5,124,894	37.5%	3,115,901	70.7%
AUL Group Retirement Annuity Separate Account II	6,399,152	46.8%	1,288,355	29.3%
AUL American Individual Unit Trust	215,912	1.6%	–	–
AUL American Individual Variable Annuity Unit Trust	1,491,244	10.9%	–	–
AUL American Individual Variable Life Unit Trust	443,888	3.2%	–	–
	13,675,090	100.0%	4,404,256	100.0%
	Socially Responsive Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL	187,178	68.7%	183,951	72.6%
AUL American Unit Trust	35,771	13.1%	7,375	2.9%
AUL Group Retirement Annuity Separate Account II	49,421	18.2%	61,934	24.5%
	272,370	100.0%	253,260	100.0%

8.  Federal Tax Information

The tax components of dividends paid for the years ended December 31, 2011 and December 31, 2010 were as follows:

	Value		Money Market
	12/31/11	12/31/10	12/31/11	12/31/10
Ordinary income	$3,803,654	$3,734,626	$40	$13,741
Long-term capital gains	–	–	63	–
	Investment Grade Bond		Asset Director
	12/31/11	12/31/10	12/31/11	12/31/10
Ordinary income	$5,501,856	$6,946,346	$6,416,272	$6,191,228
Long-term capital gains	1,223,669	813,791	6,455,448	–
	Socially Responsive
	12/31/11	12/31/10
Ordinary income	$33,757	$45,168
Long-term capital gains	–	–

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Undistributed ordinary income	$–	$–	$6,871	$457	$61
Undistributed long-term gain	–	127	39,527	449,702	–

Undistributed ordinary income amounts include distributions from short-term capital gains.

For the year ended December 31, 2011, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to principal paydown adjustments to the components of net assets were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid in Capital
Value Portfolio	$1,124	$–	$(1,124)
Investment Grade Bond Portfolio	158,320	(158,320)	–
Asset Director Portfolio	111,643	(111,643)	–

For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2011 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2011, the Value Portfolio and Asset Director Portfolio utilized capital loss carryforwards of $7,116,443 and $1,684,492, respectively, to offset realized gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

8.  Federal Tax Information (continued)

effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Capital Loss Carryforward	Expiration	Character
Value Portfolio	$6,294,000	2017	Short-term
Socially Responsive Portfolio	108,794	2016	Short-term
Socially Responsive Portfolio	182,856	2017	Short-term
Socially Responsive Portfolio	136,031	2018	Short-term
Socially Responsive Portfolio	27,755	Unlimited	Long-term

The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

Management of the Fund has reviewed all open tax years (2008-2011) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. Risks and Contingencies

The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities ("MBS"), collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and fixed income securities.

11. New Accounting Pronouncement

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financials instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds do not currently invest in master netting agreements or similar agreements, therefore this requirement in not applicable.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Value Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.17	$0.30	$0.28	$0.27	$0.44	$0.40
Net gain (loss) on investments	0.98	(0.79)	2.19	4.03	(9.67)	0.55
Total from investment operations	1.15	(0.49)	2.47	4.30	(9.23)	0.95
Shareholder distributions
Net investment income	–	(0.31)	(0.29)	(0.28)	(0.48)	(0.42)
Realized gain	–	–	–	–	(0.92)	(1.68)
Net increase (decrease)	1.15	(0.80)	2.18	4.02	(10.63)	(1.15)
Net asset value at beginning of period	19.58	20.38	18.20	14.18	24.81	25.96
Net asset value at end of period	$20.73	$19.58	$20.38	$18.20	$14.18	$24.81
Total Return[2]	5.9%	(2.4%)	13.5%	30.3%	(36.9%)	3.6%
Supplemental Data:
Net assets, end of period (000)	$220,660	$219,733	$242,837	$230,501	$191,208	$358,686
Ratio to average net assets:
Expenses	0.57%[3]	0.59%	0.60%	0.60%	0.59%	0.58%
Net investment income	1.64%[3]	1.47%	1.51%	1.78%	2.12%	1.44%
Portfolio turnover rate	3%	8%	10%	12%	11%	11%
	Value Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.14	$0.24	$0.23	$0.23	$0.38	$0.32
Net gain (loss) on investments	0.96	(0.77)	2.16	3.99	(9.58)	0.54
Total from investment operations	1.10	(0.53)	2.39	4.22	(9.20)	0.86
Shareholder distributions
Net investment income	–	(0.25)	(0.24)	(0.24)	(0.42)	(0.34)
Realized gain	–	–	–	–	(0.92)	(1.68)
Net increase (decrease)	1.10	(0.78)	2.15	3.98	(10.54)	(1.16)
Net asset value at beginning of period	19.44	20.22	18.07	14.09	24.63	25.79
Net asset value at end of period	$20.54	$19.44	$20.22	$18.07	$14.09	$24.63
Total Return[2]	5.7%	(2.7%)	13.2%	29.9%	(37.1%)	3.3%
Supplemental Data:
Net assets, end of period (000)	$25,269	$26,267	$28,867	$23,148	$17,949	$29,688
Ratio to average net assets:
Expenses	0.87%[3]	0.89%	0.90%	0.90%	0.90%	0.88%
Net investment income	1.34%[3]	1.18%	1.22%	1.47%	1.84%	1.15%
Portfolio turnover rate	3%	8%	10%	12%	11%	11%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Money Market Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$–	$–	$	–[2]	$0.001	$0.021	$0.047
Net gain on investments	–[2]	–[2]		–	–	–	–
Total from investment operations	–	–		–	0.001	0.021	0.047
Shareholder distributions
Net investment income	–	–[2]		–[2]	(0.001)	(0.021)	(0.047)
Realized gain	–	–[2]		–	–	–	–
Net increase	–	–		–	–	–	–
Net asset value at beginning of period	1.00	1.00		1.00	1.00	1.00	1.00
Net asset value at end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return[3]	–%[4]	–%[4]		–%[4]	0.1%	2.1%	4.8%
Supplemental Data:
Net assets, end of period (000)	$131,763	$153,127		$162,523	$196,110	$247,550	$201,056
Ratio to average net assets:
Expenses	0.09%[5]	0.11%		0.20%	0.48%	0.49%	0.50%
Expenses before waived fees and reimbursed expenses	0.54%[5]	0.53%		0.53%	0.52%	0.49%	0.50%
Net investment income	0.00%[5]	0.00%		0.01%	0.11%	2.10%	4.70%
	Money Market Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$–	$–	$	–[2]	$ –[2]	$0.018	$0.044
Net gain on investments	–[2]	–[2]		–	–	–	–
Total from investment operations	–	–		–	–	0.018	0.044
Shareholder distributions
Net investment income	–	–		–[2]	–[2]	(0.018)	(0.044)
Realized gain	–	–[2]		–	–	–	–
Net increase	–	–		–	–	–	–
Net asset value at beginning of period	1.00	1.00		1.00	1.00	1.00	1.00
Net asset value at end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return[3]	–%[4]	–%[4]		–%[4]	–%[4]	1.9%	4.5%
Supplemental Data:
Net assets, end of period (000)	$29,032	$31,374		$33,869	$33,396	$41,968	$36,655
Ratio to average net assets:
Expenses	0.09%[5]	0.11%		0.20%	0.56%	0.79%	0.80%
Expenses before waived fees and reimbursed expenses	0.84%[5]	0.83%		0.83%	0.81%	0.79%	0.80%
Net investment income	0.00%[5]	0.00%		0.01%	0.03%	1.80%	4.38%

1  Net investment income is calculated based on average shares outstanding.

2  Less than $0.005.

3  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

4  Less than .05%.

5  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Investment Grade Bond Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.17	$0.40	$0.46	$0.53	$0.56	$0.54
Net gain (loss) on investments	0.11	0.43	0.36	1.06	(0.68)	0.15
Total from investment operations	0.28	0.83	0.82	1.59	(0.12)	0.69
Shareholder distributions
Net investment income	–	(0.42)	(0.48)	(0.57)	(0.58)	(0.54)
Realized gain	–	(0.14)	(0.16)	(0.07)	–	–
Net increase (decrease)	0.28	0.27	0.18	0.95	(0.70)	0.15
Net asset value at beginning of period	11.59	11.32	11.14	10.19	10.89	10.74
Net asset value at end of period	$11.87	$11.59	$11.32	$11.14	$10.19	$10.89
Total Return[2]	2.4%	7.4%	7.3%	15.5%	(1.0%)	6.4%
Supplemental Data:
Net assets, end of period (000)	$135,834	$138,673	$138,882	$131,261	$127,495	$131,941
Ratio to average net assets:
Expenses	0.64%[3]	0.64%	0.65%	0.66%	0.64%	0.65%
Net investment income	2.96%[3]	3.40%	3.96%	4.83%	5.14%	4.98%
Portfolio turnover rate	23%	48%	51%	58%	20%	61%
	Investment Grade Bond Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.15	$0.36	$0.42	$0.49	$0.52	$0.51
Net gain (loss) on investments	0.11	0.43	0.35	1.05	(0.66)	0.13
Total from investment operations	0.26	0.79	0.77	1.54	(0.14)	0.64
Shareholder distributions
Net investment income	–	(0.38)	(0.45)	(0.53)	(0.55)	(0.50)
Realized gain	–	(0.14)	(0.16)	(0.07)	–	–
Net increase (decrease)	0.26	0.27	0.16	0.94	(0.69)	0.14
Net asset value at beginning of period	11.54	11.27	11.11	10.17	10.86	10.72
Net asset value at end of period	$11.80	$11.54	$11.27	$11.11	$10.17	$10.86
Total Return[2]	2.3%	7.0%	6.9%	15.2%	(1.2%)	6.1%
Supplemental Data:
Net assets, end of period (000)	$8,917	$8,866	$7,694	$5,643	$4,578	$3,785
Ratio to average net assets:
Expenses	0.94%[3]	0.94%	0.95%	0.96%	0.94%	0.95%
Net investment income	2.66%[3]	3.10%	3.65%	4.51%	4.86%	4.68%
Portfolio turnover rate	23%	48%	51%	58%	20%	61%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Asset Director Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.18	$0.36	$0.36	$0.38	$0.52	$0.50
Net gain (loss) on investments	0.67	(0.22)	1.53	3.01	(5.26)	0.45
Total from investment operations	0.85	0.14	1.89	3.39	(4.74)	0.95
Shareholder distributions
Net investment income	–	(0.38)	(0.36)	(0.39)	(0.57)	(0.49)
Realized gain	–	(0.36)	–	–	(0.33)	(0.60)
Net increase (decrease)	0.85	(0.60)	1.53	3.00	(5.64)	(0.14)
Net asset value at beginning of period	16.86	17.46	15.93	12.93	18.57	18.71
Net asset value at end of period	$17.71	$16.86	$17.46	$15.93	$12.93	$18.57
Total Return[2]	5.0%	0.8%	11.8%	26.2%	(25.4%)	5.1%
Supplemental Data:
Net assets, end of period (000)	$242,154	$231,822	$243,308	$224,272	$190,669	$299,737
Ratio to average net assets:
Expenses	0.58%[3]	0.60%	0.61%	0.61%	0.60%	0.59%
Net investment income	2.06%[3]	2.06%	2.17%	2.73%	3.12%	2.52%
Portfolio turnover rate	14%	24%	20%	19%	22%	28%
	Asset Director Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.15	$0.31	$0.31	$0.34	$0.48	$0.44
Net gain (loss) on investments	0.67	(0.23)	1.51	2.98	(5.26)	0.45
Total from investment operations	0.82	0.08	1.82	3.32	(4.78)	0.89
Shareholder distributions
Net investment income	–	(0.32)	(0.31)	(0.35)	(0.52)	(0.44)
Realized gain	–	(0.36)	–	–	(0.33)	(0.60)
Net increase (decrease)	0.82	(0.60)	1.51	2.97	(5.63)	(0.15)
Net asset value at beginning of period	16.76	17.36	15.85	12.88	18.51	18.66
Net asset value at end of period	$17.58	$16.76	$17.36	$15.85	$12.88	$18.51
Total Return[2]	4.9%	0.5%	11.5%	25.8%	(25.7%)	4.8%
Supplemental Data:
Net assets, end of period (000)	$77,421	$78,471	$73,473	$49,586	$35,634	$40,979
Ratio to average net assets:
Expenses	0.88%[3]	0.90%	0.91%	0.91%	0.90%	0.89%
Net investment income	1.76%[3]	1.77%	1.89%	2.42%	2.87%	2.24%
Portfolio turnover rate	14%	24%	20%	19%	22%	28%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Socially Responsive Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.04	$0.07	$0.09	$0.07	$0.11	$0.10
Net gain (loss) on investments	0.40	(0.39)	0.84	1.92	(3.94)	0.26
Total from investment operations	0.44	(0.32)	0.93	1.99	(3.83)	0.36
Shareholder distributions
Net investment income	–	(0.08)	(0.09)	(0.06)	(0.12)	(0.10)
Realized gain	–	–	–	–	–	(0.08)
Net increase (decrease)	0.44	(0.40)	0.84	1.93	(3.95)	0.18
Net asset value at beginning of period	8.81	9.21	8.37	6.44	10.39	10.21
Net asset value at end of period	$9.25	$8.81	$9.21	$8.37	$6.44	$10.39
Total Return[2]	5.0%	(3.5%)	11.2%	30.9%	(36.8%)	3.5%
Supplemental Data:
Net assets, end of period (000)	$2,520	$2,357	$2,638	$2,296	$1,642	$3,272
Ratio to average net assets:
Expenses	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waived fees and reimbursed expenses	1.40%[3]	1.67%	3.01%	3.70%	2.74%	2.71%
Net investment income	0.94%[3]	0.78%	1.07%	0.97%	1.30%	0.89%
Portfolio turnover rate	1%	11%	16%	7%	14%	8%
	Socially Responsive Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2012 (unaudited)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Per Share Operating Performance:
Net investment income[1]	$0.03	$0.04	$0.07	$0.05	$0.09	$0.06
Net gain (loss) on investments	0.40	(0.39)	0.85	1.91	(3.94)	0.26
Total from investment operations	0.43	(0.35)	0.92	1.96	(3.85)	0.32
Shareholder distributions
Net investment income	–	(0.05)	(0.07)	(0.04)	(0.09)	(0.07)
Realized gain	–	–	–	–	–	(0.08)
Net increase (decrease)	0.43	(0.40)	0.85	1.92	(3.94)	0.17
Net asset value at beginning of period	8.81	9.21	8.36	6.44	10.38	10.21
Net asset value at end of period	$9.24	$8.81	$9.21	$8.36	$6.44	$10.38
Total Return[2]	4.8%	(3.8%)	10.9%	30.6%	(37.1%)	3.1%
Supplemental Data:
Net assets, end of period (000)	$2,339	$2,441	$2,512	$2,227	$1,427	$2,274
Ratio to average net assets:
Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waived fees and reimbursed expenses	1.70%[3]	1.98%	3.32%	3.98%	3.07%	3.02%
Net investment income	0.64%[3]	0.49%	0.77%	0.68%	1.06%	0.59%
Portfolio turnover rate	1%	11%	16%	7%	14%	8%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION (unaudited)

Advisory Agreement

At a meeting of the Board of Directors held on February 24, 2012, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor's Chief Compliance Officer has been in the investment management business since 2007. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the renewal of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2013.

Proxy Voting Policies and Procedures

A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269 (x1241). This information is also available by accessing the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x1241). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Availability of Monthly Portfolio Schedule

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC on Form N-MFP. Also the schedule of portfolio holdings can be found at www.oneamericafunds.com. The SEC filing is available upon request by calling 1-800-249-6269(x1241) or a copy of the filing can be obtained at the SEC website at www.sec.gov, or the SEC's Public Reference Room in Washington, D.C.

MANAGEMENT OF THE FUND (unaudited)

Management Information

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

Board Members of the Fund

Name and Year of Birth	Current Position with the Fund	Director Since	Principal Occupation(s) During the Past 5 Years	Other Directorships held by Director
Interested Directors

William R. Brown[1], 1939	• Chairman of the Board	11/16/2007	• General Counsel & Secretary, American United Life Insurance Company® (1/1986 until his retirement in 8/2002)	• Franklin College

Joseph E. DeGroff[1], 1953	• Director	11/4/2010	• Attorney, Ice Miller, LLP (Law Firm) (1996 to present)	• None

Independent Directors

Gilbert F. Viets, 1943	• Chairman of the Audit Committee & Lead Independent Director	9/27/2004	• Deputy Commissioner and Chief of Staff, Indiana Department of Transportation (12/2006 until his retirement in 11/2008)	• St. Vincent Hospital, Indianapolis

Stephen J. Helmich, 1949	• Director	12/17/2004	• President, Cathedral High School (1999 to present)	• None

James L. Isch, 1950	• Director	11/12/2009	• Chief Operating Officer, NCAA (9/2010 to present) • Interim President, NCAA (9/2009 to 9/2010) • Senior Vice President of Administration and CFO, NCAA (1998 to 9/2009)	• None

1  These individuals are "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

MANAGEMENT OF THE FUND (unaudited) (continued)

Officers of the Fund

Name and Year of Birth	Current Position with the Fund	Officer Since	Principal Occupation(s) During the Past 5 Years
J. Scott Davison, 1964	• President	8/15/2008	• Executive Vice President, American United Life Insurance Company® (3/2011 to present); Chief Financial Officer, American United Life Insurance Company® (6/2004 to 3/2011)

Daniel Schluge, 1960	• Treasurer	2/23/2007	• Controller, American United Life Insurance Company® (7/2000 to present)

Richard M. Ellery, 1971	• Secretary	8/24/2007	• Associate General Counsel, American United Life Insurance Company® (1/2007 to present); President, OneAmerica Securities, Inc. (5/2012 to present)

Jeffrey D. Tatum, 1968	• Assistant Treasurer	5/1/2011	• Director, Separate Accounts Administration, American United Life Insurance Company® (11/2010 to present); Manager, Separate Accounts Administration, American United Life Insurance Company® (10/2008 to 11/2010); Manager, Corporate Accounting, American United Life Insurance Company® (8/1998 to 10/2008)

Steven L. Due, 1977	• Assistant Secretary	11/4/2010	• Assistant General Counsel, American United Life Insurance Company® (6/2007 to present)

Sue Uhl, 1958	• Anti-Money Laundering Officer	5/18/2007	• Assistant General Counsel, American United Life Insurance Company® (2007-present)

Due to their current employment with AUL, the investment advisor to the Fund, Mr. Davison, Mr. Schluge, Mr. Ellery, Mr. Tatum, Mr. Due, and Ms. Uhl may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act.

(This Page Intentionally Left Blank)

OneAmerica® Funds, Inc.

One American Square, P.O. Box 368

Indianapolis, IN 46206-0368

(317) 285-1111

www.oneamericafunds.com

© 2012 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-13959 6/30/12

ITEM 2.  CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)          The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable with semi annual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

ONEAMERICA FUNDS, INC. One American Square, P.O. Box 368 Indianapolis, IN 46206-0368	Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	8-31-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	8-31-12

By (Signature and Title)*	/s/ Daniel Schluge
Daniel Schluge, Treasurer

Date	8-29-12

* Print the name and title of each signing officer under his or her signature.